UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

This report on Form N-CSR relates solely to the Registrant's Fidelity Global Bond Fund and Fidelity International Bond Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®
Global Bond
Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 22, 2012 to June 30, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2012	Expenses Paid During Period
Class A	1.00%
Actual		$ 1,000.00	$ 1,007.00	$ 1.10B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02C
Class T	1.00%
Actual		$ 1,000.00	$ 1,007.00	$ 1.10B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02C
Class C	1.75%
Actual		$ 1,000.00	$ 1,006.00	$ 1.92B
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77C
Global Bond	.75%
Actual		$ 1,000.00	$ 1,007.00	$ .82B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77C
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,007.00	$ .82B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 40/366 (to reflect the period May 22, 2012 to June 30, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Currency Exposure (% of fund's net assets)
As of June 30, 2012
% of fund's net assets
US Dollar	43.4%
European Monetary Unit	25.4%
Japanese Yen	12.7%
British Pound	5.0%
Canadian Dollar	2.6%
Other	10.9%

Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 27.9%
AAA 28.6%
AA 7.9%
A 9.3%
BBB 11.6%
BB and Below 3.7%
Not Rated 2.9%
Short-Term Investments and Net Other Assets 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *
Corporate Bonds 17.2%
U.S. Government and U.S. Government Agency Obligations 27.9%
CMOs and Other Mortgage Related Securities 2.1%
Municipal Bonds 0.2%
Foreign Government and Government Agency Obligations 44.5%
Short-Term Investments and Net Other Assets (Liabilities) 8.1%
* Futures and Swaps	0.2%
* Foreign Currency Contracts	8.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 20,000	$ 20,200
7% 11/1/15 (d)		20,000	20,450
TOTAL AUSTRALIA			40,650
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18 (d)		20,000	20,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,400
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,488
TOTAL CANADA			56,338
Cayman Islands - 1.2%
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)		15,000	16,238
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	109,388
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	155,617
Transocean, Inc. 6.375% 12/15/21		130,000	148,798
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	200,734
TOTAL CAYMAN ISLANDS			630,775
Denmark - 0.7%
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	184,641
TDC A/S 3.75% 3/2/22	EUR	150,000	197,296
TOTAL DENMARK			381,937
France - 0.2%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	100,000	129,224
Ireland - 0.5%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	253,218
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	21,700
7.5% 10/15/27		10,000	10,087
TOTAL LIBERIA			31,787
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,100
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	20,700
11.5% 2/4/17 pay-in-kind (f)		20,000	20,650
TOTAL LUXEMBOURG			62,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mexico - 0.5%
America Movil SAB de CV 5% 3/30/20		$ 100,000	$ 113,638
Petroleos Mexicanos 6.5% 6/2/41 (d)		120,000	141,300
TOTAL MEXICO			254,938
Netherlands - 1.1%
Deutsche Post Finance BV 1.875% 6/27/17	EUR	150,000	190,442
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	236,375
Rabobank (Netherlands) NV 3.875% 2/8/22		120,000	122,165
TOTAL NETHERLANDS			548,982
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	207,855
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	62,551
TOTAL NORWAY			270,406
United Kingdom - 2.9%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	206,638
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	205,533
BP Capital Markets PLC 4.742% 3/11/21		110,000	125,996
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	100,000	187,736
HSBC Bank PLC 4% 1/15/21	EUR	150,000	209,449
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	175,080
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	189,357
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	175,191
TOTAL UNITED KINGDOM			1,474,980
United States of America - 9.2%
Ally Financial, Inc.:
5.5% 2/15/17		20,000	20,350
7.5% 9/15/20		15,000	16,875
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,800
Amkor Technology, Inc. 7.375% 5/1/18		20,000	20,900
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	139,459
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,000
Aon Corp. 5% 9/30/20		100,000	111,025
ARAMARK Corp. 8.5% 2/1/15		10,000	10,250
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)		30,000	30,786
Aristotle Holding, Inc. 4.75% 11/15/21 (d)		130,000	143,965
AT&T, Inc. 5.55% 8/15/41		150,000	179,045
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Avaya, Inc. 9.75% 11/1/15		$ 5,000	$ 4,038
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,100
Cablevision Systems Corp. 8.625% 9/15/17		20,000	22,300
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,450
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,300
7% 1/15/19		20,000	21,600
7.25% 10/30/17		20,000	21,700
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,250
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	29,025
CIT Group, Inc.:
5.375% 5/15/20		20,000	20,450
5.5% 2/15/19 (d)		20,000	20,550
7% 5/2/17 (d)		9,598	9,610
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,000
11.5% 1/15/17 pay-in-kind (f)		10,000	10,476
Comcast Corp.:
3.125% 7/15/22		20,000	20,111
4.65% 7/15/42		38,000	38,073
6.55% 7/1/39		100,000	124,765
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,325
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,085
CSC Holdings LLC 8.625% 2/15/19		30,000	34,650
Dana Holding Corp. 6.5% 2/15/19		15,000	15,975
Delphi Corp.:
5.875% 5/15/19		15,000	15,975
6.125% 5/15/21		15,000	16,388
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		10,191	10,306
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		130,000	143,956
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,200
Dow Chemical Co. 4.125% 11/15/21		130,000	139,545
Duke Realty LP 6.5% 1/15/18		130,000	147,413
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	20,875
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,950
Equinix, Inc. 8.125% 3/1/18		10,000	11,075
ERP Operating LP 4.625% 12/15/21		120,000	130,439
Fifth Third Bancorp 8.25% 3/1/38		100,000	135,870
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
FirstEnergy Corp. 7.375% 11/15/31		$ 110,000	$ 138,220
Fortune Brands, Inc. 5.875% 1/15/36		100,000	115,554
Frontier Oil Corp. 6.875% 11/15/18		20,000	20,800
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,845
Hanesbrands, Inc. 6.375% 12/15/20		15,000	15,825
HCA, Inc. 6.5% 2/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,200
HealthSouth Corp. 7.25% 10/1/18		15,000	15,788
Hertz Corp. 6.75% 4/15/19		20,000	20,800
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,200
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		15,000	14,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	21,025
8% 1/15/18		20,000	21,250
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,050
8.625% 9/15/15		20,000	22,150
8.625% 1/15/22		20,000	23,150
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,700
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,850
Kraft Foods, Inc. 5.375% 2/10/20		100,000	118,411
Liberty Property LP 4.75% 10/1/20		100,000	106,492
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,550
MGM Mirage, Inc.:
6.625% 7/15/15		20,000	20,500
7.625% 1/15/17		20,000	20,300
MRC Global, Inc. 9.5% 12/15/16		20,000	21,600
Mylan, Inc. 6% 11/15/18 (d)		20,000	20,950
NBCUniversal Media LLC 4.375% 4/1/21		100,000	110,093
Nextel Communications, Inc. 7.375% 8/1/15		20,000	20,025
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		15,000	16,688
NiSource Finance Corp. 4.45% 12/1/21		150,000	157,481
Oil States International, Inc. 6.5% 6/1/19		15,000	15,600
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,388
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,238
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,000
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,750
Prudential Financial, Inc. 4.5% 11/16/21		100,000	103,869
Puget Energy, Inc. 6.5% 12/15/20		20,000	21,826
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Regions Financial Corp. 7.75% 11/10/14		$ 120,000	$ 129,600
Rite Aid Corp.:
9.25% 3/15/20 (d)		20,000	20,100
9.5% 6/15/17		20,000	20,450
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,500
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	14,625
Sealed Air Corp. 8.125% 9/15/19 (d)		20,000	22,100
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,000
Simon Property Group LP 4.125% 12/1/21		100,000	106,622
Sprint Nextel Corp.:
6% 12/1/16		20,000	19,150
7% 3/1/20 (d)		20,000	20,650
Standard Pacific Corp.:
8.375% 5/15/18		20,000	21,850
8.375% 1/15/21		20,000	21,800
10.75% 9/15/16		20,000	23,600
Steel Dynamics, Inc. 7.625% 3/15/20		30,000	32,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,200
Tenneco, Inc. 6.875% 12/15/20		15,000	16,200
The AES Corp.:
7.375% 7/1/21 (d)		20,000	22,250
7.75% 10/15/15		20,000	22,400
8% 10/15/17		20,000	22,650
Time Warner Cable, Inc. 4.125% 2/15/21		150,000	159,322
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		20,000	20,900
United Technologies Corp.:
3.1% 6/1/22		100,000	104,876
4.5% 6/1/42		100,000	110,009
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,413
8.5% 5/15/21 (d)		30,000	30,225
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		10,000	10,400
6.75% 8/15/21 (d)		10,000	9,800
6.875% 12/1/18 (d)		10,000	10,350
7% 10/1/20 (d)		15,000	15,131
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Verizon Communications, Inc. 3.5% 11/1/21		$ 130,000	$ 138,517
WPX Energy, Inc. 5.25% 1/15/17		15,000	15,075
TOTAL UNITED STATES OF AMERICA			4,780,601
TOTAL NONCONVERTIBLE BONDS (Cost $8,841,258)			8,916,286
Commercial Mortgage Securities - 2.1%

United States of America - 2.1%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		500,000	554,665
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	539,554
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,077,440)			1,094,219
U.S. Government and Government Agency Obligations - 11.2%

U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		193,449	204,025
U.S. Treasury Obligations - 10.8%
U.S. Treasury Bonds 3.5% 2/15/39		770,000	892,117
U.S. Treasury Notes:
1.5% 7/31/16 (e)		1,950,000	2,021,144
2% 2/15/22		2,160,000	2,234,418
2.375% 2/28/15		420,000	442,050
TOTAL U.S. TREASURY OBLIGATIONS			5,589,729
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,742,050)			5,793,754
Foreign Government and Government Agency Obligations - 44.5%
		Principal Amount (b)	Value
Australia - 9.2%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	$ 3,950,917
5.75% 7/15/22	AUD	635,000	801,062
TOTAL AUSTRALIA			4,751,979
Canada - 7.6%
Canadian Government:
1% 2/1/15	CAD	310,000	303,852
1.5% 3/1/17	CAD	330,000	327,773
2% 9/1/12	CAD	2,865,000	2,819,215
2.75% 6/1/22	CAD	180,000	193,012
4% 6/1/41	CAD	110,000	145,860
5.75% 6/1/33	CAD	100,000	154,207
TOTAL CANADA			3,943,919
France - 2.0%
French Government OAT:
3% 4/25/22	EUR	450,000	583,936
4.5% 4/25/41	EUR	100,000	147,384
5.5% 4/25/29	EUR	180,000	289,088
TOTAL FRANCE			1,020,408
Germany - 2.6%
German Federal Republic:
1.75% 7/4/22	EUR	770,000	989,052
2.5% 7/4/44	EUR	75,000	98,007
3.5% 7/4/19	EUR	100,000	147,002
4.75% 7/4/34	EUR	50,000	89,409
TOTAL GERMANY			1,323,470
Italy - 1.4%
Buoni Poliennali Del Tes 5.5% 9/1/22	EUR	500,000	619,727
Italian Republic 5% 9/1/40	EUR	100,000	106,256
TOTAL ITALY			725,983
Japan - 6.3%
Japan Government:
0.9% 3/20/22	JPY	180,000,000	2,270,764
1.7% 3/20/32	JPY	58,000,000	730,035
2% 3/20/42	JPY	22,000,000	280,879
TOTAL JAPAN			3,281,678
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - 2.6%
Korean Republic:
3.5% 3/10/17	KRW	1,210,000,000	$ 1,063,702
4.25% 6/10/21	KRW	292,000,000	267,692
TOTAL KOREA (SOUTH)			1,331,394
Malaysia - 1.2%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	507,573
3.418% 8/15/22	MYR	400,000	125,116
TOTAL MALAYSIA			632,689
Mexico - 3.8%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	906,935
7.75% 12/14/17	MXN	12,500,000	1,061,966
TOTAL MEXICO			1,968,901
Netherlands - 1.3%
Dutch Government 2.25% 7/15/22	EUR	520,000	666,198
South Africa - 0.5%
South African Republic 6.75% 3/31/21	ZAR	2,200,000	259,884
Sweden - 3.1%
Swedish Kingdom 3.75% 8/12/17	SEK	10,000,000	1,624,390
United Kingdom - 2.9%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	572,556
4% 3/7/22	GBP	200,000	376,042
4.25% 6/7/32	GBP	100,000	193,347
4.5% 12/7/42	GBP	180,000	363,068
TOTAL UNITED KINGDOM			1,505,013
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,633,160)			23,035,906
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $126,165)		100,000	124,924
Fixed-Income Funds - 14.5%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $7,497,380)	68,719	$ 7,502,740
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 0.17% (a) (Cost $6,440,821)	6,440,821	6,440,821
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $52,358,274)		52,908,650
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,149,637)
NET ASSETS - 100%		$ 51,759,013
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
1 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 133,375	$ (51)
Sold
Bond Index Contracts
3 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2012	477,941	3,579
1 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2012	178,309	(128)
TOTAL BOND INDEX CONTRACTS		656,250	3,451
Treasury Contracts
6 CBOT 5-Year U.S. Treasury Note Contracts	Sept. 2012	743,813	(724)
TOTAL SOLD		1,400,063	2,727
		$ 1,533,438	$ 2,676

The face value of futures purchased as a percentage of net assets is 0.3%
The face value of futures sold as a percentage of net assets is 2.7%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/3/12	EUR	Deutsche Bank AG	Buy	480,000	$ 596,885	$ 10,555
7/3/12	GBP	JPMorgan Chase Bank	Buy	100,000	155,585	1,030
7/19/12	AUD	Citibank NA	Buy	494,879	501,449	4,075
7/19/12	AUD	Citibank NA	Sell	3,523,101	3,569,870	(29,010)
7/19/12	AUD	JPMorgan Chase Bank	Sell	629,124	627,377	(15,280)
7/19/12	CAD	Deutsche Bank AG	Buy	143,540	140,444	481
7/19/12	CAD	Deutsche Bank AG	Sell	2,816,809	2,756,050	(9,446)
7/19/12	CHF	Citibank NA	Buy	452,000	475,403	1,034
7/19/12	DKK	Deutsche Bank AG	Buy	1,434,000	243,692	527
7/19/12	EUR	Barclays Bank PLC, London	Buy	518,000	646,573	9,061
7/19/12	EUR	Deutsche Bank AG	Buy	124,000	156,753	194
7/19/12	EUR	Deutsche Bank AG	Buy	161,000	203,526	252
7/19/12	EUR	Deutsche Bank AG	Buy	430,000	543,579	673
7/19/12	EUR	Deutsche Bank AG	Buy	578,000	730,672	904
7/19/12	EUR	Deutsche Bank AG	Buy	7,050,000	8,912,173	11,026
7/19/12	EUR	Deutsche Bank AG	Sell	250,000	316,035	(391)
7/19/12	EUR	Deutsche Bank AG	Sell	390,000	493,014	(610)
7/19/12	EUR	Deutsche Bank AG	Sell	455,000	565,861	(10,034)
7/19/12	EUR	Deutsche Bank AG	Sell	500,000	632,069	(782)
7/19/12	EUR	JPMorgan Chase Bank	Sell	500,000	635,918	3,067
7/19/12	GBP	JPMorgan Chase Bank	Sell	45,000	70,009	(464)
7/19/12	GBP	JPMorgan Chase Bank	Sell	400,000	626,678	249
7/19/12	JPY	Barclays Bank PLC, London	Buy	5,718,458	72,495	(936)
7/19/12	JPY	Barclays Bank PLC, London	Buy	259,850,970	3,294,244	(42,511)
7/19/12	JPY	Barclays Bank PLC, London	Sell	15,500,000	196,500	2,536
7/19/12	JPY	JPMorgan Chase Bank	Buy	12,000,000	150,054	112
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/19/12	MXN	JPMorgan Chase Bank	Buy	857,801	$ 61,394	$ 2,782
7/19/12	MXN	JPMorgan Chase Bank	Buy	3,578,000	259,454	8,235
7/19/12	MXN	JPMorgan Chase Bank	Sell	17,910,090	1,298,727	(41,220)
7/19/12	NOK	JPMorgan Chase Bank	Buy	612,000	102,599	207
7/19/12	NZD	Barclays Bank PLC, London	Buy	113,000	89,778	551
7/19/12	PLN	Deutsche Bank AG	Buy	890,000	262,998	3,460
7/19/12	SEK	JPMorgan Chase Bank	Sell	8,739,692	1,245,279	(17,168)
7/19/12	SGD	Deutsche Bank AG	Buy	189,000	149,120	79
7/19/12	ZAR	Deutsche Bank AG	Sell	48,482	5,843	(69)
7/24/12	CLP	Barclays Bank PLC, London	Buy	19,222,000	38,668	(427)
7/24/12	KRW	Deutsche Bank AG	Buy	1,049,427,000	908,658	10,808
7/24/12	KRW	Deutsche Bank AG	Sell	1,529,508,800	1,324,342	(15,752)
7/24/12	MYR	Deutsche Bank AG	Buy	1,625,000	512,214	323
7/24/12	MYR	Deutsche Bank AG	Sell	1,374,000	436,135	2,765
						$ (109,114)

For the period, the average contract value for foreign currency contracts in the aggregate was $30,911,288. Contract value represents contract amount plus or minus unrealized appreciation or depreciation, respectively.

Swap Agreements
Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 Year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the proportional notional amount (Upfront Premium Received/(Paid) $(48,262))

June 2017	$ 990,000	$ 33,470
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $853,281 or 1.6% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,876.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,533
Fidelity Mortgage Backed Securities Central Fund	18,829
Total	$ 20,362
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 7,497,380	$ -	$ 7,502,740	0.0%*
* Amount represents less than 0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 8,916,286	$ -	$ 8,916,286	$ -
Commercial Mortgage Securities	1,094,219	-	1,094,219	-
U.S. Government and Government Agency Obligations	5,793,754	-	5,793,754	-
Foreign Government and Government Agency Obligations	23,035,906	-	23,035,906	-
Municipal Securities	124,924	-	124,924	-
Fixed-Income Funds	7,502,740	7,502,740	-	-
Money Market Funds	6,440,821	6,440,821	-	-
Total Investments in Securities:	$ 52,908,650	$ 13,943,561	$ 38,965,089	$ -
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 74,986	$ -	$ 74,986	$ -
Futures Contracts	3,579	3,579	-	-
Swap Agreements	33,470	-	33,470	-
Total Assets	$ 112,035	$ 3,579	$ 108,456	$ -
Liabilities
Foreign Currency Contracts	$ (184,100)	$ -	$ (184,100)	$ -
Futures Contracts	(903)	(903)	-	-
Total Liabilities	$ (185,003)	$ (903)	$ (184,100)	$ -
Total Derivative Instruments:	$ (72,968)	$ 2,676	$ (75,644)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (c)	$ 33,470	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	74,986	(184,100)
Interest Rate Risk
Futures Contracts (b)	3,579	(903)
Total Value of Derivatives	$ 112,035	$ (185,003)
(a) Value is disclosed on the Statement of Assets and Liabilities as Unrealized appreciation and Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $38,420,073)	$ 38,965,089
Fidelity Central Funds (cost $13,938,201)	13,943,561
Total Investments (cost $52,358,274)		$ 52,908,650
Cash		74,623
Foreign currency held at value (cost $73,544)		73,914
Receivable for investments sold Regular delivery		147,198
Delayed delivery		401,500
Unrealized appreciation on foreign currency contracts		74,986
Receivable for fund shares sold		38,171
Interest receivable		358,330
Distributions receivable from Fidelity Central Funds		15,774
Receivable for daily variation margin on futures contracts		1,339
Swap agreements, at value		33,470
Prepaid expenses		72,928
Receivable from investment adviser for expense reductions		27,457
Total assets		54,228,340

Liabilities
Payable for investments purchased Regular delivery	$ 1,739,503
Delayed delivery	400,000
Unrealized depreciation on foreign currency contracts	184,100
Accrued management fee	24,053
Distribution and service plan fees payable	3,133
Other affiliated payables	8,532
Other payables and accrued expenses	110,006
Total liabilities		2,469,327

Net Assets		$ 51,759,013
Net Assets consist of:
Paid in capital		$ 51,391,140
Undistributed net investment income		74,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		421,248
Net Assets		$ 51,759,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,534,539 ÷ 251,685 shares)	$ 10.07

Maximum offering price per share (100/96.00 of $10.07)	$ 10.49
Class T: Net Asset Value and redemption price per share ($2,517,576 ÷ 250,001 shares)	$ 10.07

Maximum offering price per share (100/96.00 of $10.07)	$ 10.49
Class C: Net Asset Value and offering price per share ($2,515,504 ÷ 250,001 shares)A	$ 10.06

Global Bond: Net Asset Value, offering price and redemption price per share ($41,673,126 ÷ 4,137,097 shares)	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,518,268 ÷ 250,001 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to June 30, 2012

Investment Income
Interest		$ 100,644
Income from Fidelity Central Funds		20,362
Income before foreign taxes withheld		121,006
Less foreign taxes withheld		(100)
Total income		120,906

Expenses
Management fee	$ 31,535
Transfer agent fees	7,267
Distribution and service plan fees	4,124
Accounting fees and expenses	2,887
Custodian fees and expenses	1,736
Independent trustees' compensation	13
Registration fees	14,988
Audit	20,676
Total expenses before reductions	83,226
Expense reductions	(37,300)	45,926
Net investment income (loss)		74,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,230)
Foreign currency transactions	(112,225)
Swap agreements	1,100
Total net realized gain (loss)		(128,355)
Change in net unrealized appreciation (depreciation) on: Investment securities	550,376
Assets and liabilities in foreign currencies	(117,012)
Futures contracts	2,676
Swap agreements	(14,792)
Total change in net unrealized appreciation (depreciation)		421,248
Net gain (loss)		292,893
Net increase (decrease) in net assets resulting from operations		$ 367,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,980
Net realized gain (loss)	(128,355)
Change in net unrealized appreciation (depreciation)	421,248
Net increase (decrease) in net assets resulting from operations	367,873
Share transactions - net increase (decrease)	51,391,140
Total increase (decrease) in net assets	51,759,013

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $74,980)	$ 51,759,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.057
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C,D	.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,535
Portfolio turnover rate G	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.057
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C,D	.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,518
Portfolio turnover rate G	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.005
Net realized and unrealized gain (loss)	.055
Total from investment operations	.060
Net asset value, end of period	$ 10.06
Total Return B,C,D	.60%
Ratios to Average Net Assets F,I
Expenses before reductions	2.45% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,516
Portfolio turnover rate G	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.016
Net realized and unrealized gain (loss)	.054
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C	.70%
Ratios to Average Net Assets E,H
Expenses before reductions	1.42% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,673
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.016
Net realized and unrealized gain (loss)	.054
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C	.70%
Ratios to Average Net Assets E,H
Expenses before reductions	1.45% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,518
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of

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Security Valuation - continued

trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on

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Investment Transactions and Income - continued

the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 654,920
Gross unrealized depreciation	(104,169)
Net unrealized appreciation (depreciation) on securities and other investments	$ 550,751

Tax cost	$ 52,357,899

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3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount.

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Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by

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Risk Exposures and the Use of Derivative Instruments - continued

the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,100	$ (14,792)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(209,826)	(109,114)
Interest Rate Risk
Futures Contracts (a)	-	2,676
Totals	$ (208,726)	$ (121,230)

(a) A summary of the value of swap agreements and futures contracts by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

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Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

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Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $39,924,022 and $2,514,056, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 688	$ 688
Class T	-%	.25%	687	687
Class C	.75%	.25%	2,749	2,749
			$ 4,124	$ 4,124

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, no sales charge amounts were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 412.15
Class T	412.15
Class C	412.15
Global Bond	5,619.13
Institutional Class	412.15
	$ 7,267

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

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8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 1,897
Class T	1.00%	1,897
Class C	1.75%	1,896
Global Bond	.75%	29,713
Institutional Class	.75%	1,897
		$ 37,300

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended June 30,	Shares A	Dollars A
Class A
Shares sold	251,685	$ 2,516,887
Net increase (decrease)	251,685	$ 2,516,887
Class T
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Class C
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Global Bond
Shares sold	4,137,099	$ 41,374,246
Shares redeemed	(2)	(23)
Net increase (decrease)	4,137,097	$ 41,374,223
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010

A For the period May 22, 2012 (commencement of operations) to June 30, 2012.

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Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period from May 22, 2012 (commencement of operations) to June 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 23, 2012

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Bond Fund

On April 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven global bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

The Board noted that international and global funds tend to have higher total expense ratios as a result of the additional investment management, research, and custody fees associated with foreign investments. The Board also noted that FMR had contractually agreed to reimburse each class of the fund until February 28, 2014, to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GLB-USAN-0812
1.939063.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Bond
Fund - Class A, Class T,
and Class C

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Global Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 22, 2012 to June 30, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2012	Expenses Paid During Period
Class A	1.00%
Actual		$ 1,000.00	$ 1,007.00	$ 1.10B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02C
Class T	1.00%
Actual		$ 1,000.00	$ 1,007.00	$ 1.10B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02C
Class C	1.75%
Actual		$ 1,000.00	$ 1,006.00	$ 1.92B
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77C
Global Bond	.75%
Actual		$ 1,000.00	$ 1,007.00	$ .82B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77C
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,007.00	$ .82B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 40/366 (to reflect the period May 22, 2012 to June 30, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Currency Exposure (% of fund's net assets)
As of June 30, 2012
% of fund's net assets
US Dollar	43.4%
European Monetary Unit	25.4%
Japanese Yen	12.7%
British Pound	5.0%
Canadian Dollar	2.6%
Other	10.9%

Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 27.9%
AAA 28.6%
AA 7.9%
A 9.3%
BBB 11.6%
BB and Below 3.7%
Not Rated 2.9%
Short-Term Investments and Net Other Assets 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *
Corporate Bonds 17.2%
U.S. Government and U.S. Government Agency Obligations 27.9%
CMOs and Other Mortgage Related Securities 2.1%
Municipal Bonds 0.2%
Foreign Government and Government Agency Obligations 44.5%
Short-Term Investments and Net Other Assets (Liabilities) 8.1%
* Futures and Swaps	0.2%
* Foreign Currency Contracts	8.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 20,000	$ 20,200
7% 11/1/15 (d)		20,000	20,450
TOTAL AUSTRALIA			40,650
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18 (d)		20,000	20,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,400
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,488
TOTAL CANADA			56,338
Cayman Islands - 1.2%
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)		15,000	16,238
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	109,388
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	155,617
Transocean, Inc. 6.375% 12/15/21		130,000	148,798
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	200,734
TOTAL CAYMAN ISLANDS			630,775
Denmark - 0.7%
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	184,641
TDC A/S 3.75% 3/2/22	EUR	150,000	197,296
TOTAL DENMARK			381,937
France - 0.2%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	100,000	129,224
Ireland - 0.5%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	253,218
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	21,700
7.5% 10/15/27		10,000	10,087
TOTAL LIBERIA			31,787
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,100
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	20,700
11.5% 2/4/17 pay-in-kind (f)		20,000	20,650
TOTAL LUXEMBOURG			62,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mexico - 0.5%
America Movil SAB de CV 5% 3/30/20		$ 100,000	$ 113,638
Petroleos Mexicanos 6.5% 6/2/41 (d)		120,000	141,300
TOTAL MEXICO			254,938
Netherlands - 1.1%
Deutsche Post Finance BV 1.875% 6/27/17	EUR	150,000	190,442
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	236,375
Rabobank (Netherlands) NV 3.875% 2/8/22		120,000	122,165
TOTAL NETHERLANDS			548,982
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	207,855
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	62,551
TOTAL NORWAY			270,406
United Kingdom - 2.9%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	206,638
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	205,533
BP Capital Markets PLC 4.742% 3/11/21		110,000	125,996
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	100,000	187,736
HSBC Bank PLC 4% 1/15/21	EUR	150,000	209,449
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	175,080
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	189,357
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	175,191
TOTAL UNITED KINGDOM			1,474,980
United States of America - 9.2%
Ally Financial, Inc.:
5.5% 2/15/17		20,000	20,350
7.5% 9/15/20		15,000	16,875
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,800
Amkor Technology, Inc. 7.375% 5/1/18		20,000	20,900
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	139,459
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,000
Aon Corp. 5% 9/30/20		100,000	111,025
ARAMARK Corp. 8.5% 2/1/15		10,000	10,250
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)		30,000	30,786
Aristotle Holding, Inc. 4.75% 11/15/21 (d)		130,000	143,965
AT&T, Inc. 5.55% 8/15/41		150,000	179,045
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Avaya, Inc. 9.75% 11/1/15		$ 5,000	$ 4,038
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,100
Cablevision Systems Corp. 8.625% 9/15/17		20,000	22,300
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,450
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,300
7% 1/15/19		20,000	21,600
7.25% 10/30/17		20,000	21,700
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,250
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	29,025
CIT Group, Inc.:
5.375% 5/15/20		20,000	20,450
5.5% 2/15/19 (d)		20,000	20,550
7% 5/2/17 (d)		9,598	9,610
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,000
11.5% 1/15/17 pay-in-kind (f)		10,000	10,476
Comcast Corp.:
3.125% 7/15/22		20,000	20,111
4.65% 7/15/42		38,000	38,073
6.55% 7/1/39		100,000	124,765
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,325
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,085
CSC Holdings LLC 8.625% 2/15/19		30,000	34,650
Dana Holding Corp. 6.5% 2/15/19		15,000	15,975
Delphi Corp.:
5.875% 5/15/19		15,000	15,975
6.125% 5/15/21		15,000	16,388
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		10,191	10,306
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		130,000	143,956
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,200
Dow Chemical Co. 4.125% 11/15/21		130,000	139,545
Duke Realty LP 6.5% 1/15/18		130,000	147,413
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	20,875
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,950
Equinix, Inc. 8.125% 3/1/18		10,000	11,075
ERP Operating LP 4.625% 12/15/21		120,000	130,439
Fifth Third Bancorp 8.25% 3/1/38		100,000	135,870
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
FirstEnergy Corp. 7.375% 11/15/31		$ 110,000	$ 138,220
Fortune Brands, Inc. 5.875% 1/15/36		100,000	115,554
Frontier Oil Corp. 6.875% 11/15/18		20,000	20,800
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,845
Hanesbrands, Inc. 6.375% 12/15/20		15,000	15,825
HCA, Inc. 6.5% 2/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,200
HealthSouth Corp. 7.25% 10/1/18		15,000	15,788
Hertz Corp. 6.75% 4/15/19		20,000	20,800
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,200
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		15,000	14,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	21,025
8% 1/15/18		20,000	21,250
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,050
8.625% 9/15/15		20,000	22,150
8.625% 1/15/22		20,000	23,150
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,700
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,850
Kraft Foods, Inc. 5.375% 2/10/20		100,000	118,411
Liberty Property LP 4.75% 10/1/20		100,000	106,492
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,550
MGM Mirage, Inc.:
6.625% 7/15/15		20,000	20,500
7.625% 1/15/17		20,000	20,300
MRC Global, Inc. 9.5% 12/15/16		20,000	21,600
Mylan, Inc. 6% 11/15/18 (d)		20,000	20,950
NBCUniversal Media LLC 4.375% 4/1/21		100,000	110,093
Nextel Communications, Inc. 7.375% 8/1/15		20,000	20,025
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		15,000	16,688
NiSource Finance Corp. 4.45% 12/1/21		150,000	157,481
Oil States International, Inc. 6.5% 6/1/19		15,000	15,600
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,388
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,238
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,000
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,750
Prudential Financial, Inc. 4.5% 11/16/21		100,000	103,869
Puget Energy, Inc. 6.5% 12/15/20		20,000	21,826
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Regions Financial Corp. 7.75% 11/10/14		$ 120,000	$ 129,600
Rite Aid Corp.:
9.25% 3/15/20 (d)		20,000	20,100
9.5% 6/15/17		20,000	20,450
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,500
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	14,625
Sealed Air Corp. 8.125% 9/15/19 (d)		20,000	22,100
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,000
Simon Property Group LP 4.125% 12/1/21		100,000	106,622
Sprint Nextel Corp.:
6% 12/1/16		20,000	19,150
7% 3/1/20 (d)		20,000	20,650
Standard Pacific Corp.:
8.375% 5/15/18		20,000	21,850
8.375% 1/15/21		20,000	21,800
10.75% 9/15/16		20,000	23,600
Steel Dynamics, Inc. 7.625% 3/15/20		30,000	32,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,200
Tenneco, Inc. 6.875% 12/15/20		15,000	16,200
The AES Corp.:
7.375% 7/1/21 (d)		20,000	22,250
7.75% 10/15/15		20,000	22,400
8% 10/15/17		20,000	22,650
Time Warner Cable, Inc. 4.125% 2/15/21		150,000	159,322
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		20,000	20,900
United Technologies Corp.:
3.1% 6/1/22		100,000	104,876
4.5% 6/1/42		100,000	110,009
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,413
8.5% 5/15/21 (d)		30,000	30,225
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		10,000	10,400
6.75% 8/15/21 (d)		10,000	9,800
6.875% 12/1/18 (d)		10,000	10,350
7% 10/1/20 (d)		15,000	15,131
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Verizon Communications, Inc. 3.5% 11/1/21		$ 130,000	$ 138,517
WPX Energy, Inc. 5.25% 1/15/17		15,000	15,075
TOTAL UNITED STATES OF AMERICA			4,780,601
TOTAL NONCONVERTIBLE BONDS (Cost $8,841,258)			8,916,286
Commercial Mortgage Securities - 2.1%

United States of America - 2.1%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		500,000	554,665
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	539,554
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,077,440)			1,094,219
U.S. Government and Government Agency Obligations - 11.2%

U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		193,449	204,025
U.S. Treasury Obligations - 10.8%
U.S. Treasury Bonds 3.5% 2/15/39		770,000	892,117
U.S. Treasury Notes:
1.5% 7/31/16 (e)		1,950,000	2,021,144
2% 2/15/22		2,160,000	2,234,418
2.375% 2/28/15		420,000	442,050
TOTAL U.S. TREASURY OBLIGATIONS			5,589,729
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,742,050)			5,793,754
Foreign Government and Government Agency Obligations - 44.5%
		Principal Amount (b)	Value
Australia - 9.2%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	$ 3,950,917
5.75% 7/15/22	AUD	635,000	801,062
TOTAL AUSTRALIA			4,751,979
Canada - 7.6%
Canadian Government:
1% 2/1/15	CAD	310,000	303,852
1.5% 3/1/17	CAD	330,000	327,773
2% 9/1/12	CAD	2,865,000	2,819,215
2.75% 6/1/22	CAD	180,000	193,012
4% 6/1/41	CAD	110,000	145,860
5.75% 6/1/33	CAD	100,000	154,207
TOTAL CANADA			3,943,919
France - 2.0%
French Government OAT:
3% 4/25/22	EUR	450,000	583,936
4.5% 4/25/41	EUR	100,000	147,384
5.5% 4/25/29	EUR	180,000	289,088
TOTAL FRANCE			1,020,408
Germany - 2.6%
German Federal Republic:
1.75% 7/4/22	EUR	770,000	989,052
2.5% 7/4/44	EUR	75,000	98,007
3.5% 7/4/19	EUR	100,000	147,002
4.75% 7/4/34	EUR	50,000	89,409
TOTAL GERMANY			1,323,470
Italy - 1.4%
Buoni Poliennali Del Tes 5.5% 9/1/22	EUR	500,000	619,727
Italian Republic 5% 9/1/40	EUR	100,000	106,256
TOTAL ITALY			725,983
Japan - 6.3%
Japan Government:
0.9% 3/20/22	JPY	180,000,000	2,270,764
1.7% 3/20/32	JPY	58,000,000	730,035
2% 3/20/42	JPY	22,000,000	280,879
TOTAL JAPAN			3,281,678
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - 2.6%
Korean Republic:
3.5% 3/10/17	KRW	1,210,000,000	$ 1,063,702
4.25% 6/10/21	KRW	292,000,000	267,692
TOTAL KOREA (SOUTH)			1,331,394
Malaysia - 1.2%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	507,573
3.418% 8/15/22	MYR	400,000	125,116
TOTAL MALAYSIA			632,689
Mexico - 3.8%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	906,935
7.75% 12/14/17	MXN	12,500,000	1,061,966
TOTAL MEXICO			1,968,901
Netherlands - 1.3%
Dutch Government 2.25% 7/15/22	EUR	520,000	666,198
South Africa - 0.5%
South African Republic 6.75% 3/31/21	ZAR	2,200,000	259,884
Sweden - 3.1%
Swedish Kingdom 3.75% 8/12/17	SEK	10,000,000	1,624,390
United Kingdom - 2.9%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	572,556
4% 3/7/22	GBP	200,000	376,042
4.25% 6/7/32	GBP	100,000	193,347
4.5% 12/7/42	GBP	180,000	363,068
TOTAL UNITED KINGDOM			1,505,013
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,633,160)			23,035,906
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $126,165)		100,000	124,924
Fixed-Income Funds - 14.5%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $7,497,380)	68,719	$ 7,502,740
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 0.17% (a) (Cost $6,440,821)	6,440,821	6,440,821
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $52,358,274)		52,908,650
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,149,637)
NET ASSETS - 100%		$ 51,759,013
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
1 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 133,375	$ (51)
Sold
Bond Index Contracts
3 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2012	477,941	3,579
1 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2012	178,309	(128)
TOTAL BOND INDEX CONTRACTS		656,250	3,451
Treasury Contracts
6 CBOT 5-Year U.S. Treasury Note Contracts	Sept. 2012	743,813	(724)
TOTAL SOLD		1,400,063	2,727
		$ 1,533,438	$ 2,676

The face value of futures purchased as a percentage of net assets is 0.3%
The face value of futures sold as a percentage of net assets is 2.7%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/3/12	EUR	Deutsche Bank AG	Buy	480,000	$ 596,885	$ 10,555
7/3/12	GBP	JPMorgan Chase Bank	Buy	100,000	155,585	1,030
7/19/12	AUD	Citibank NA	Buy	494,879	501,449	4,075
7/19/12	AUD	Citibank NA	Sell	3,523,101	3,569,870	(29,010)
7/19/12	AUD	JPMorgan Chase Bank	Sell	629,124	627,377	(15,280)
7/19/12	CAD	Deutsche Bank AG	Buy	143,540	140,444	481
7/19/12	CAD	Deutsche Bank AG	Sell	2,816,809	2,756,050	(9,446)
7/19/12	CHF	Citibank NA	Buy	452,000	475,403	1,034
7/19/12	DKK	Deutsche Bank AG	Buy	1,434,000	243,692	527
7/19/12	EUR	Barclays Bank PLC, London	Buy	518,000	646,573	9,061
7/19/12	EUR	Deutsche Bank AG	Buy	124,000	156,753	194
7/19/12	EUR	Deutsche Bank AG	Buy	161,000	203,526	252
7/19/12	EUR	Deutsche Bank AG	Buy	430,000	543,579	673
7/19/12	EUR	Deutsche Bank AG	Buy	578,000	730,672	904
7/19/12	EUR	Deutsche Bank AG	Buy	7,050,000	8,912,173	11,026
7/19/12	EUR	Deutsche Bank AG	Sell	250,000	316,035	(391)
7/19/12	EUR	Deutsche Bank AG	Sell	390,000	493,014	(610)
7/19/12	EUR	Deutsche Bank AG	Sell	455,000	565,861	(10,034)
7/19/12	EUR	Deutsche Bank AG	Sell	500,000	632,069	(782)
7/19/12	EUR	JPMorgan Chase Bank	Sell	500,000	635,918	3,067
7/19/12	GBP	JPMorgan Chase Bank	Sell	45,000	70,009	(464)
7/19/12	GBP	JPMorgan Chase Bank	Sell	400,000	626,678	249
7/19/12	JPY	Barclays Bank PLC, London	Buy	5,718,458	72,495	(936)
7/19/12	JPY	Barclays Bank PLC, London	Buy	259,850,970	3,294,244	(42,511)
7/19/12	JPY	Barclays Bank PLC, London	Sell	15,500,000	196,500	2,536
7/19/12	JPY	JPMorgan Chase Bank	Buy	12,000,000	150,054	112
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/19/12	MXN	JPMorgan Chase Bank	Buy	857,801	$ 61,394	$ 2,782
7/19/12	MXN	JPMorgan Chase Bank	Buy	3,578,000	259,454	8,235
7/19/12	MXN	JPMorgan Chase Bank	Sell	17,910,090	1,298,727	(41,220)
7/19/12	NOK	JPMorgan Chase Bank	Buy	612,000	102,599	207
7/19/12	NZD	Barclays Bank PLC, London	Buy	113,000	89,778	551
7/19/12	PLN	Deutsche Bank AG	Buy	890,000	262,998	3,460
7/19/12	SEK	JPMorgan Chase Bank	Sell	8,739,692	1,245,279	(17,168)
7/19/12	SGD	Deutsche Bank AG	Buy	189,000	149,120	79
7/19/12	ZAR	Deutsche Bank AG	Sell	48,482	5,843	(69)
7/24/12	CLP	Barclays Bank PLC, London	Buy	19,222,000	38,668	(427)
7/24/12	KRW	Deutsche Bank AG	Buy	1,049,427,000	908,658	10,808
7/24/12	KRW	Deutsche Bank AG	Sell	1,529,508,800	1,324,342	(15,752)
7/24/12	MYR	Deutsche Bank AG	Buy	1,625,000	512,214	323
7/24/12	MYR	Deutsche Bank AG	Sell	1,374,000	436,135	2,765
						$ (109,114)

For the period, the average contract value for foreign currency contracts in the aggregate was $30,911,288. Contract value represents contract amount plus or minus unrealized appreciation or depreciation, respectively.

Swap Agreements
Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 Year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the proportional notional amount (Upfront Premium Received/(Paid) $(48,262))

June 2017	$ 990,000	$ 33,470
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $853,281 or 1.6% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,876.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,533
Fidelity Mortgage Backed Securities Central Fund	18,829
Total	$ 20,362
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 7,497,380	$ -	$ 7,502,740	0.0%*
* Amount represents less than 0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 8,916,286	$ -	$ 8,916,286	$ -
Commercial Mortgage Securities	1,094,219	-	1,094,219	-
U.S. Government and Government Agency Obligations	5,793,754	-	5,793,754	-
Foreign Government and Government Agency Obligations	23,035,906	-	23,035,906	-
Municipal Securities	124,924	-	124,924	-
Fixed-Income Funds	7,502,740	7,502,740	-	-
Money Market Funds	6,440,821	6,440,821	-	-
Total Investments in Securities:	$ 52,908,650	$ 13,943,561	$ 38,965,089	$ -
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 74,986	$ -	$ 74,986	$ -
Futures Contracts	3,579	3,579	-	-
Swap Agreements	33,470	-	33,470	-
Total Assets	$ 112,035	$ 3,579	$ 108,456	$ -
Liabilities
Foreign Currency Contracts	$ (184,100)	$ -	$ (184,100)	$ -
Futures Contracts	(903)	(903)	-	-
Total Liabilities	$ (185,003)	$ (903)	$ (184,100)	$ -
Total Derivative Instruments:	$ (72,968)	$ 2,676	$ (75,644)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (c)	$ 33,470	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	74,986	(184,100)
Interest Rate Risk
Futures Contracts (b)	3,579	(903)
Total Value of Derivatives	$ 112,035	$ (185,003)
(a) Value is disclosed on the Statement of Assets and Liabilities as Unrealized appreciation and Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $38,420,073)	$ 38,965,089
Fidelity Central Funds (cost $13,938,201)	13,943,561
Total Investments (cost $52,358,274)		$ 52,908,650
Cash		74,623
Foreign currency held at value (cost $73,544)		73,914
Receivable for investments sold Regular delivery		147,198
Delayed delivery		401,500
Unrealized appreciation on foreign currency contracts		74,986
Receivable for fund shares sold		38,171
Interest receivable		358,330
Distributions receivable from Fidelity Central Funds		15,774
Receivable for daily variation margin on futures contracts		1,339
Swap agreements, at value		33,470
Prepaid expenses		72,928
Receivable from investment adviser for expense reductions		27,457
Total assets		54,228,340

Liabilities
Payable for investments purchased Regular delivery	$ 1,739,503
Delayed delivery	400,000
Unrealized depreciation on foreign currency contracts	184,100
Accrued management fee	24,053
Distribution and service plan fees payable	3,133
Other affiliated payables	8,532
Other payables and accrued expenses	110,006
Total liabilities		2,469,327

Net Assets		$ 51,759,013
Net Assets consist of:
Paid in capital		$ 51,391,140
Undistributed net investment income		74,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		421,248
Net Assets		$ 51,759,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,534,539 ÷ 251,685 shares)	$ 10.07

Maximum offering price per share (100/96.00 of $10.07)	$ 10.49
Class T: Net Asset Value and redemption price per share ($2,517,576 ÷ 250,001 shares)	$ 10.07

Maximum offering price per share (100/96.00 of $10.07)	$ 10.49
Class C: Net Asset Value and offering price per share ($2,515,504 ÷ 250,001 shares)A	$ 10.06

Global Bond: Net Asset Value, offering price and redemption price per share ($41,673,126 ÷ 4,137,097 shares)	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,518,268 ÷ 250,001 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to June 30, 2012

Investment Income
Interest		$ 100,644
Income from Fidelity Central Funds		20,362
Income before foreign taxes withheld		121,006
Less foreign taxes withheld		(100)
Total income		120,906

Expenses
Management fee	$ 31,535
Transfer agent fees	7,267
Distribution and service plan fees	4,124
Accounting fees and expenses	2,887
Custodian fees and expenses	1,736
Independent trustees' compensation	13
Registration fees	14,988
Audit	20,676
Total expenses before reductions	83,226
Expense reductions	(37,300)	45,926
Net investment income (loss)		74,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,230)
Foreign currency transactions	(112,225)
Swap agreements	1,100
Total net realized gain (loss)		(128,355)
Change in net unrealized appreciation (depreciation) on: Investment securities	550,376
Assets and liabilities in foreign currencies	(117,012)
Futures contracts	2,676
Swap agreements	(14,792)
Total change in net unrealized appreciation (depreciation)		421,248
Net gain (loss)		292,893
Net increase (decrease) in net assets resulting from operations		$ 367,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,980
Net realized gain (loss)	(128,355)
Change in net unrealized appreciation (depreciation)	421,248
Net increase (decrease) in net assets resulting from operations	367,873
Share transactions - net increase (decrease)	51,391,140
Total increase (decrease) in net assets	51,759,013

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $74,980)	$ 51,759,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.057
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C,D	.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,535
Portfolio turnover rate G	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.057
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C,D	.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,518
Portfolio turnover rate G	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.005
Net realized and unrealized gain (loss)	.055
Total from investment operations	.060
Net asset value, end of period	$ 10.06
Total Return B,C,D	.60%
Ratios to Average Net Assets F,I
Expenses before reductions	2.45% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,516
Portfolio turnover rate G	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.016
Net realized and unrealized gain (loss)	.054
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C	.70%
Ratios to Average Net Assets E,H
Expenses before reductions	1.42% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,673
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.016
Net realized and unrealized gain (loss)	.054
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C	.70%
Ratios to Average Net Assets E,H
Expenses before reductions	1.45% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,518
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 654,920
Gross unrealized depreciation	(104,169)
Net unrealized appreciation (depreciation) on securities and other investments	$ 550,751

Tax cost	$ 52,357,899

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount.

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,100	$ (14,792)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(209,826)	(109,114)
Interest Rate Risk
Futures Contracts (a)	-	2,676
Totals	$ (208,726)	$ (121,230)

(a) A summary of the value of swap agreements and futures contracts by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

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5. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

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5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $39,924,022 and $2,514,056, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 688	$ 688
Class T	-%	.25%	687	687
Class C	.75%	.25%	2,749	2,749
			$ 4,124	$ 4,124

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, no sales charge amounts were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 412.15
Class T	412.15
Class C	412.15
Global Bond	5,619.13
Institutional Class	412.15
	$ 7,267

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

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8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 1,897
Class T	1.00%	1,897
Class C	1.75%	1,896
Global Bond	.75%	29,713
Institutional Class	.75%	1,897
		$ 37,300

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended June 30,	Shares A	Dollars A
Class A
Shares sold	251,685	$ 2,516,887
Net increase (decrease)	251,685	$ 2,516,887
Class T
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Class C
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Global Bond
Shares sold	4,137,099	$ 41,374,246
Shares redeemed	(2)	(23)
Net increase (decrease)	4,137,097	$ 41,374,223
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010

A For the period May 22, 2012 (commencement of operations) to June 30, 2012.

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Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period from May 22, 2012 (commencement of operations) to June 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 23, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Bond Fund

On April 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven global bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

The Board noted that international and global funds tend to have higher total expense ratios as a result of the additional investment management, research, and custody fees associated with foreign investments. The Board also noted that FMR had contractually agreed to reimburse each class of the fund until February 28, 2014, to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGLB-USAN-0812
1.939041.00

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Bond
Fund - Institutional Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 22, 2012 to June 30, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2012	Expenses Paid During Period
Class A	1.00%
Actual		$ 1,000.00	$ 1,007.00	$ 1.10B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02C
Class T	1.00%
Actual		$ 1,000.00	$ 1,007.00	$ 1.10B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02C
Class C	1.75%
Actual		$ 1,000.00	$ 1,006.00	$ 1.92B
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77C
Global Bond	.75%
Actual		$ 1,000.00	$ 1,007.00	$ .82B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77C
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,007.00	$ .82B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 40/366 (to reflect the period May 22, 2012 to June 30, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Currency Exposure (% of fund's net assets)
As of June 30, 2012
% of fund's net assets
US Dollar	43.4%
European Monetary Unit	25.4%
Japanese Yen	12.7%
British Pound	5.0%
Canadian Dollar	2.6%
Other	10.9%

Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 27.9%
AAA 28.6%
AA 7.9%
A 9.3%
BBB 11.6%
BB and Below 3.7%
Not Rated 2.9%
Short-Term Investments and Net Other Assets 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *
Corporate Bonds 17.2%
U.S. Government and U.S. Government Agency Obligations 27.9%
CMOs and Other Mortgage Related Securities 2.1%
Municipal Bonds 0.2%
Foreign Government and Government Agency Obligations 44.5%
Short-Term Investments and Net Other Assets (Liabilities) 8.1%
* Futures and Swaps	0.2%
* Foreign Currency Contracts	8.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 20,000	$ 20,200
7% 11/1/15 (d)		20,000	20,450
TOTAL AUSTRALIA			40,650
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18 (d)		20,000	20,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,400
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,488
TOTAL CANADA			56,338
Cayman Islands - 1.2%
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)		15,000	16,238
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	109,388
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	155,617
Transocean, Inc. 6.375% 12/15/21		130,000	148,798
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	200,734
TOTAL CAYMAN ISLANDS			630,775
Denmark - 0.7%
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	184,641
TDC A/S 3.75% 3/2/22	EUR	150,000	197,296
TOTAL DENMARK			381,937
France - 0.2%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	100,000	129,224
Ireland - 0.5%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	253,218
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	21,700
7.5% 10/15/27		10,000	10,087
TOTAL LIBERIA			31,787
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,100
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	20,700
11.5% 2/4/17 pay-in-kind (f)		20,000	20,650
TOTAL LUXEMBOURG			62,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mexico - 0.5%
America Movil SAB de CV 5% 3/30/20		$ 100,000	$ 113,638
Petroleos Mexicanos 6.5% 6/2/41 (d)		120,000	141,300
TOTAL MEXICO			254,938
Netherlands - 1.1%
Deutsche Post Finance BV 1.875% 6/27/17	EUR	150,000	190,442
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	236,375
Rabobank (Netherlands) NV 3.875% 2/8/22		120,000	122,165
TOTAL NETHERLANDS			548,982
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	207,855
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	62,551
TOTAL NORWAY			270,406
United Kingdom - 2.9%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	206,638
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	205,533
BP Capital Markets PLC 4.742% 3/11/21		110,000	125,996
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	100,000	187,736
HSBC Bank PLC 4% 1/15/21	EUR	150,000	209,449
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	175,080
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	189,357
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	175,191
TOTAL UNITED KINGDOM			1,474,980
United States of America - 9.2%
Ally Financial, Inc.:
5.5% 2/15/17		20,000	20,350
7.5% 9/15/20		15,000	16,875
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,800
Amkor Technology, Inc. 7.375% 5/1/18		20,000	20,900
Anadarko Petroleum Corp. 6.375% 9/15/17		120,000	139,459
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,000
Aon Corp. 5% 9/30/20		100,000	111,025
ARAMARK Corp. 8.5% 2/1/15		10,000	10,250
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)		30,000	30,786
Aristotle Holding, Inc. 4.75% 11/15/21 (d)		130,000	143,965
AT&T, Inc. 5.55% 8/15/41		150,000	179,045
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Avaya, Inc. 9.75% 11/1/15		$ 5,000	$ 4,038
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,100
Cablevision Systems Corp. 8.625% 9/15/17		20,000	22,300
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,450
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,300
7% 1/15/19		20,000	21,600
7.25% 10/30/17		20,000	21,700
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,250
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	29,025
CIT Group, Inc.:
5.375% 5/15/20		20,000	20,450
5.5% 2/15/19 (d)		20,000	20,550
7% 5/2/17 (d)		9,598	9,610
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,000
11.5% 1/15/17 pay-in-kind (f)		10,000	10,476
Comcast Corp.:
3.125% 7/15/22		20,000	20,111
4.65% 7/15/42		38,000	38,073
6.55% 7/1/39		100,000	124,765
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,325
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,085
CSC Holdings LLC 8.625% 2/15/19		30,000	34,650
Dana Holding Corp. 6.5% 2/15/19		15,000	15,975
Delphi Corp.:
5.875% 5/15/19		15,000	15,975
6.125% 5/15/21		15,000	16,388
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		10,191	10,306
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		130,000	143,956
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,200
Dow Chemical Co. 4.125% 11/15/21		130,000	139,545
Duke Realty LP 6.5% 1/15/18		130,000	147,413
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	20,875
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,950
Equinix, Inc. 8.125% 3/1/18		10,000	11,075
ERP Operating LP 4.625% 12/15/21		120,000	130,439
Fifth Third Bancorp 8.25% 3/1/38		100,000	135,870
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
FirstEnergy Corp. 7.375% 11/15/31		$ 110,000	$ 138,220
Fortune Brands, Inc. 5.875% 1/15/36		100,000	115,554
Frontier Oil Corp. 6.875% 11/15/18		20,000	20,800
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,845
Hanesbrands, Inc. 6.375% 12/15/20		15,000	15,825
HCA, Inc. 6.5% 2/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,200
HealthSouth Corp. 7.25% 10/1/18		15,000	15,788
Hertz Corp. 6.75% 4/15/19		20,000	20,800
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,200
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		15,000	14,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		20,000	21,025
8% 1/15/18		20,000	21,250
International Lease Finance Corp.:
4.875% 4/1/15		20,000	20,050
8.625% 9/15/15		20,000	22,150
8.625% 1/15/22		20,000	23,150
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,700
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,850
Kraft Foods, Inc. 5.375% 2/10/20		100,000	118,411
Liberty Property LP 4.75% 10/1/20		100,000	106,492
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,550
MGM Mirage, Inc.:
6.625% 7/15/15		20,000	20,500
7.625% 1/15/17		20,000	20,300
MRC Global, Inc. 9.5% 12/15/16		20,000	21,600
Mylan, Inc. 6% 11/15/18 (d)		20,000	20,950
NBCUniversal Media LLC 4.375% 4/1/21		100,000	110,093
Nextel Communications, Inc. 7.375% 8/1/15		20,000	20,025
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		15,000	16,688
NiSource Finance Corp. 4.45% 12/1/21		150,000	157,481
Oil States International, Inc. 6.5% 6/1/19		15,000	15,600
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,388
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,238
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,000
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,750
Prudential Financial, Inc. 4.5% 11/16/21		100,000	103,869
Puget Energy, Inc. 6.5% 12/15/20		20,000	21,826
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Regions Financial Corp. 7.75% 11/10/14		$ 120,000	$ 129,600
Rite Aid Corp.:
9.25% 3/15/20 (d)		20,000	20,100
9.5% 6/15/17		20,000	20,450
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,500
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	14,625
Sealed Air Corp. 8.125% 9/15/19 (d)		20,000	22,100
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,000
Simon Property Group LP 4.125% 12/1/21		100,000	106,622
Sprint Nextel Corp.:
6% 12/1/16		20,000	19,150
7% 3/1/20 (d)		20,000	20,650
Standard Pacific Corp.:
8.375% 5/15/18		20,000	21,850
8.375% 1/15/21		20,000	21,800
10.75% 9/15/16		20,000	23,600
Steel Dynamics, Inc. 7.625% 3/15/20		30,000	32,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,200
Tenneco, Inc. 6.875% 12/15/20		15,000	16,200
The AES Corp.:
7.375% 7/1/21 (d)		20,000	22,250
7.75% 10/15/15		20,000	22,400
8% 10/15/17		20,000	22,650
Time Warner Cable, Inc. 4.125% 2/15/21		150,000	159,322
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		20,000	20,900
United Technologies Corp.:
3.1% 6/1/22		100,000	104,876
4.5% 6/1/42		100,000	110,009
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,413
8.5% 5/15/21 (d)		30,000	30,225
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		10,000	10,400
6.75% 8/15/21 (d)		10,000	9,800
6.875% 12/1/18 (d)		10,000	10,350
7% 10/1/20 (d)		15,000	15,131
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Verizon Communications, Inc. 3.5% 11/1/21		$ 130,000	$ 138,517
WPX Energy, Inc. 5.25% 1/15/17		15,000	15,075
TOTAL UNITED STATES OF AMERICA			4,780,601
TOTAL NONCONVERTIBLE BONDS (Cost $8,841,258)			8,916,286
Commercial Mortgage Securities - 2.1%

United States of America - 2.1%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		500,000	554,665
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	539,554
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,077,440)			1,094,219
U.S. Government and Government Agency Obligations - 11.2%

U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		193,449	204,025
U.S. Treasury Obligations - 10.8%
U.S. Treasury Bonds 3.5% 2/15/39		770,000	892,117
U.S. Treasury Notes:
1.5% 7/31/16 (e)		1,950,000	2,021,144
2% 2/15/22		2,160,000	2,234,418
2.375% 2/28/15		420,000	442,050
TOTAL U.S. TREASURY OBLIGATIONS			5,589,729
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,742,050)			5,793,754
Foreign Government and Government Agency Obligations - 44.5%
		Principal Amount (b)	Value
Australia - 9.2%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,700,000	$ 3,950,917
5.75% 7/15/22	AUD	635,000	801,062
TOTAL AUSTRALIA			4,751,979
Canada - 7.6%
Canadian Government:
1% 2/1/15	CAD	310,000	303,852
1.5% 3/1/17	CAD	330,000	327,773
2% 9/1/12	CAD	2,865,000	2,819,215
2.75% 6/1/22	CAD	180,000	193,012
4% 6/1/41	CAD	110,000	145,860
5.75% 6/1/33	CAD	100,000	154,207
TOTAL CANADA			3,943,919
France - 2.0%
French Government OAT:
3% 4/25/22	EUR	450,000	583,936
4.5% 4/25/41	EUR	100,000	147,384
5.5% 4/25/29	EUR	180,000	289,088
TOTAL FRANCE			1,020,408
Germany - 2.6%
German Federal Republic:
1.75% 7/4/22	EUR	770,000	989,052
2.5% 7/4/44	EUR	75,000	98,007
3.5% 7/4/19	EUR	100,000	147,002
4.75% 7/4/34	EUR	50,000	89,409
TOTAL GERMANY			1,323,470
Italy - 1.4%
Buoni Poliennali Del Tes 5.5% 9/1/22	EUR	500,000	619,727
Italian Republic 5% 9/1/40	EUR	100,000	106,256
TOTAL ITALY			725,983
Japan - 6.3%
Japan Government:
0.9% 3/20/22	JPY	180,000,000	2,270,764
1.7% 3/20/32	JPY	58,000,000	730,035
2% 3/20/42	JPY	22,000,000	280,879
TOTAL JAPAN			3,281,678
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - 2.6%
Korean Republic:
3.5% 3/10/17	KRW	1,210,000,000	$ 1,063,702
4.25% 6/10/21	KRW	292,000,000	267,692
TOTAL KOREA (SOUTH)			1,331,394
Malaysia - 1.2%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	507,573
3.418% 8/15/22	MYR	400,000	125,116
TOTAL MALAYSIA			632,689
Mexico - 3.8%
United Mexican States:
6.5% 6/10/21	MXN	11,200,000	906,935
7.75% 12/14/17	MXN	12,500,000	1,061,966
TOTAL MEXICO			1,968,901
Netherlands - 1.3%
Dutch Government 2.25% 7/15/22	EUR	520,000	666,198
South Africa - 0.5%
South African Republic 6.75% 3/31/21	ZAR	2,200,000	259,884
Sweden - 3.1%
Swedish Kingdom 3.75% 8/12/17	SEK	10,000,000	1,624,390
United Kingdom - 2.9%
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	350,000	572,556
4% 3/7/22	GBP	200,000	376,042
4.25% 6/7/32	GBP	100,000	193,347
4.5% 12/7/42	GBP	180,000	363,068
TOTAL UNITED KINGDOM			1,505,013
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,633,160)			23,035,906
Municipal Securities - 0.2%

United States of America - 0.2%
California Gen. Oblig. 7.5% 4/1/34 (Cost $126,165)		100,000	124,924
Fixed-Income Funds - 14.5%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $7,497,380)	68,719	$ 7,502,740
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 0.17% (a) (Cost $6,440,821)	6,440,821	6,440,821
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $52,358,274)		52,908,650
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,149,637)
NET ASSETS - 100%		$ 51,759,013
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
1 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 133,375	$ (51)
Sold
Bond Index Contracts
3 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2012	477,941	3,579
1 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2012	178,309	(128)
TOTAL BOND INDEX CONTRACTS		656,250	3,451
Treasury Contracts
6 CBOT 5-Year U.S. Treasury Note Contracts	Sept. 2012	743,813	(724)
TOTAL SOLD		1,400,063	2,727
		$ 1,533,438	$ 2,676

The face value of futures purchased as a percentage of net assets is 0.3%
The face value of futures sold as a percentage of net assets is 2.7%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/3/12	EUR	Deutsche Bank AG	Buy	480,000	$ 596,885	$ 10,555
7/3/12	GBP	JPMorgan Chase Bank	Buy	100,000	155,585	1,030
7/19/12	AUD	Citibank NA	Buy	494,879	501,449	4,075
7/19/12	AUD	Citibank NA	Sell	3,523,101	3,569,870	(29,010)
7/19/12	AUD	JPMorgan Chase Bank	Sell	629,124	627,377	(15,280)
7/19/12	CAD	Deutsche Bank AG	Buy	143,540	140,444	481
7/19/12	CAD	Deutsche Bank AG	Sell	2,816,809	2,756,050	(9,446)
7/19/12	CHF	Citibank NA	Buy	452,000	475,403	1,034
7/19/12	DKK	Deutsche Bank AG	Buy	1,434,000	243,692	527
7/19/12	EUR	Barclays Bank PLC, London	Buy	518,000	646,573	9,061
7/19/12	EUR	Deutsche Bank AG	Buy	124,000	156,753	194
7/19/12	EUR	Deutsche Bank AG	Buy	161,000	203,526	252
7/19/12	EUR	Deutsche Bank AG	Buy	430,000	543,579	673
7/19/12	EUR	Deutsche Bank AG	Buy	578,000	730,672	904
7/19/12	EUR	Deutsche Bank AG	Buy	7,050,000	8,912,173	11,026
7/19/12	EUR	Deutsche Bank AG	Sell	250,000	316,035	(391)
7/19/12	EUR	Deutsche Bank AG	Sell	390,000	493,014	(610)
7/19/12	EUR	Deutsche Bank AG	Sell	455,000	565,861	(10,034)
7/19/12	EUR	Deutsche Bank AG	Sell	500,000	632,069	(782)
7/19/12	EUR	JPMorgan Chase Bank	Sell	500,000	635,918	3,067
7/19/12	GBP	JPMorgan Chase Bank	Sell	45,000	70,009	(464)
7/19/12	GBP	JPMorgan Chase Bank	Sell	400,000	626,678	249
7/19/12	JPY	Barclays Bank PLC, London	Buy	5,718,458	72,495	(936)
7/19/12	JPY	Barclays Bank PLC, London	Buy	259,850,970	3,294,244	(42,511)
7/19/12	JPY	Barclays Bank PLC, London	Sell	15,500,000	196,500	2,536
7/19/12	JPY	JPMorgan Chase Bank	Buy	12,000,000	150,054	112
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/19/12	MXN	JPMorgan Chase Bank	Buy	857,801	$ 61,394	$ 2,782
7/19/12	MXN	JPMorgan Chase Bank	Buy	3,578,000	259,454	8,235
7/19/12	MXN	JPMorgan Chase Bank	Sell	17,910,090	1,298,727	(41,220)
7/19/12	NOK	JPMorgan Chase Bank	Buy	612,000	102,599	207
7/19/12	NZD	Barclays Bank PLC, London	Buy	113,000	89,778	551
7/19/12	PLN	Deutsche Bank AG	Buy	890,000	262,998	3,460
7/19/12	SEK	JPMorgan Chase Bank	Sell	8,739,692	1,245,279	(17,168)
7/19/12	SGD	Deutsche Bank AG	Buy	189,000	149,120	79
7/19/12	ZAR	Deutsche Bank AG	Sell	48,482	5,843	(69)
7/24/12	CLP	Barclays Bank PLC, London	Buy	19,222,000	38,668	(427)
7/24/12	KRW	Deutsche Bank AG	Buy	1,049,427,000	908,658	10,808
7/24/12	KRW	Deutsche Bank AG	Sell	1,529,508,800	1,324,342	(15,752)
7/24/12	MYR	Deutsche Bank AG	Buy	1,625,000	512,214	323
7/24/12	MYR	Deutsche Bank AG	Sell	1,374,000	436,135	2,765
						$ (109,114)

For the period, the average contract value for foreign currency contracts in the aggregate was $30,911,288. Contract value represents contract amount plus or minus unrealized appreciation or depreciation, respectively.

Swap Agreements
Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 Year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the proportional notional amount (Upfront Premium Received/(Paid) $(48,262))

June 2017	$ 990,000	$ 33,470
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $853,281 or 1.6% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,876.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,533
Fidelity Mortgage Backed Securities Central Fund	18,829
Total	$ 20,362
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 7,497,380	$ -	$ 7,502,740	0.0%*
* Amount represents less than 0.1%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 8,916,286	$ -	$ 8,916,286	$ -
Commercial Mortgage Securities	1,094,219	-	1,094,219	-
U.S. Government and Government Agency Obligations	5,793,754	-	5,793,754	-
Foreign Government and Government Agency Obligations	23,035,906	-	23,035,906	-
Municipal Securities	124,924	-	124,924	-
Fixed-Income Funds	7,502,740	7,502,740	-	-
Money Market Funds	6,440,821	6,440,821	-	-
Total Investments in Securities:	$ 52,908,650	$ 13,943,561	$ 38,965,089	$ -
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 74,986	$ -	$ 74,986	$ -
Futures Contracts	3,579	3,579	-	-
Swap Agreements	33,470	-	33,470	-
Total Assets	$ 112,035	$ 3,579	$ 108,456	$ -
Liabilities
Foreign Currency Contracts	$ (184,100)	$ -	$ (184,100)	$ -
Futures Contracts	(903)	(903)	-	-
Total Liabilities	$ (185,003)	$ (903)	$ (184,100)	$ -
Total Derivative Instruments:	$ (72,968)	$ 2,676	$ (75,644)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (c)	$ 33,470	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	74,986	(184,100)
Interest Rate Risk
Futures Contracts (b)	3,579	(903)
Total Value of Derivatives	$ 112,035	$ (185,003)
(a) Value is disclosed on the Statement of Assets and Liabilities as Unrealized appreciation and Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $38,420,073)	$ 38,965,089
Fidelity Central Funds (cost $13,938,201)	13,943,561
Total Investments (cost $52,358,274)		$ 52,908,650
Cash		74,623
Foreign currency held at value (cost $73,544)		73,914
Receivable for investments sold Regular delivery		147,198
Delayed delivery		401,500
Unrealized appreciation on foreign currency contracts		74,986
Receivable for fund shares sold		38,171
Interest receivable		358,330
Distributions receivable from Fidelity Central Funds		15,774
Receivable for daily variation margin on futures contracts		1,339
Swap agreements, at value		33,470
Prepaid expenses		72,928
Receivable from investment adviser for expense reductions		27,457
Total assets		54,228,340

Liabilities
Payable for investments purchased Regular delivery	$ 1,739,503
Delayed delivery	400,000
Unrealized depreciation on foreign currency contracts	184,100
Accrued management fee	24,053
Distribution and service plan fees payable	3,133
Other affiliated payables	8,532
Other payables and accrued expenses	110,006
Total liabilities		2,469,327

Net Assets		$ 51,759,013
Net Assets consist of:
Paid in capital		$ 51,391,140
Undistributed net investment income		74,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		421,248
Net Assets		$ 51,759,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,534,539 ÷ 251,685 shares)	$ 10.07

Maximum offering price per share (100/96.00 of $10.07)	$ 10.49
Class T: Net Asset Value and redemption price per share ($2,517,576 ÷ 250,001 shares)	$ 10.07

Maximum offering price per share (100/96.00 of $10.07)	$ 10.49
Class C: Net Asset Value and offering price per share ($2,515,504 ÷ 250,001 shares)A	$ 10.06

Global Bond: Net Asset Value, offering price and redemption price per share ($41,673,126 ÷ 4,137,097 shares)	$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,518,268 ÷ 250,001 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to June 30, 2012

Investment Income
Interest		$ 100,644
Income from Fidelity Central Funds		20,362
Income before foreign taxes withheld		121,006
Less foreign taxes withheld		(100)
Total income		120,906

Expenses
Management fee	$ 31,535
Transfer agent fees	7,267
Distribution and service plan fees	4,124
Accounting fees and expenses	2,887
Custodian fees and expenses	1,736
Independent trustees' compensation	13
Registration fees	14,988
Audit	20,676
Total expenses before reductions	83,226
Expense reductions	(37,300)	45,926
Net investment income (loss)		74,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,230)
Foreign currency transactions	(112,225)
Swap agreements	1,100
Total net realized gain (loss)		(128,355)
Change in net unrealized appreciation (depreciation) on: Investment securities	550,376
Assets and liabilities in foreign currencies	(117,012)
Futures contracts	2,676
Swap agreements	(14,792)
Total change in net unrealized appreciation (depreciation)		421,248
Net gain (loss)		292,893
Net increase (decrease) in net assets resulting from operations		$ 367,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,980
Net realized gain (loss)	(128,355)
Change in net unrealized appreciation (depreciation)	421,248
Net increase (decrease) in net assets resulting from operations	367,873
Share transactions - net increase (decrease)	51,391,140
Total increase (decrease) in net assets	51,759,013

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $74,980)	$ 51,759,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.057
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C,D	.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,535
Portfolio turnover rate G	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.013
Net realized and unrealized gain (loss)	.057
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C,D	.70%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,518
Portfolio turnover rate G	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.005
Net realized and unrealized gain (loss)	.055
Total from investment operations	.060
Net asset value, end of period	$ 10.06
Total Return B,C,D	.60%
Ratios to Average Net Assets F,I
Expenses before reductions	2.45% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,516
Portfolio turnover rate G	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.016
Net realized and unrealized gain (loss)	.054
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C	.70%
Ratios to Average Net Assets E,H
Expenses before reductions	1.42% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,673
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.016
Net realized and unrealized gain (loss)	.054
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B,C	.70%
Ratios to Average Net Assets E,H
Expenses before reductions	1.45% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,518
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 654,920
Gross unrealized depreciation	(104,169)
Net unrealized appreciation (depreciation) on securities and other investments	$ 550,751

Tax cost	$ 52,357,899

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount.

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,100	$ (14,792)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(209,826)	(109,114)
Interest Rate Risk
Futures Contracts (a)	-	2,676
Totals	$ (208,726)	$ (121,230)

(a) A summary of the value of swap agreements and futures contracts by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as the average value during the period, is included at the end of the Schedule of Investments.

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5. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

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5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $39,924,022 and $2,514,056, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 688	$ 688
Class T	-%	.25%	687	687
Class C	.75%	.25%	2,749	2,749
			$ 4,124	$ 4,124

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, no sales charge amounts were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 412.15
Class T	412.15
Class C	412.15
Global Bond	5,619.13
Institutional Class	412.15
	$ 7,267

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 1,897
Class T	1.00%	1,897
Class C	1.75%	1,896
Global Bond	.75%	29,713
Institutional Class	.75%	1,897
		$ 37,300

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended June 30,	Shares A	Dollars A
Class A
Shares sold	251,685	$ 2,516,887
Net increase (decrease)	251,685	$ 2,516,887
Class T
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Class C
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Global Bond
Shares sold	4,137,099	$ 41,374,246
Shares redeemed	(2)	(23)
Net increase (decrease)	4,137,097	$ 41,374,223
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010

A For the period May 22, 2012 (commencement of operations) to June 30, 2012.

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Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period from May 22, 2012 (commencement of operations) to June 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 23, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Bond Fund

On April 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven global bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

The Board noted that international and global funds tend to have higher total expense ratios as a result of the additional investment management, research, and custody fees associated with foreign investments. The Board also noted that FMR had contractually agreed to reimburse each class of the fund until February 28, 2014, to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGLBI-USAN-0812
1.939035.100

(Fidelity Investment logo)(registered trademark)

Fidelity®
International Bond
Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 22, 2012 to June 30, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2012	Expenses Paid During Period
Class A	1.00%
Actual		$ 1,000.00	$ 1,008.00	$ 1.10 B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02 C
Class T	1.00%
Actual		$ 1,000.00	$ 1,008.00	$ 1.10 B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02 C
Class C	1.75%
Actual		$ 1,000.00	$ 1,007.00	$ 1.92 B
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77 C
International Bond	.75%
Actual		$ 1,000.00	$ 1,008.00	$ .82 B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77 C
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,008.00	$ .82 B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 40/366 (to reflect the period May 22, 2012 to June 30, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Currency Exposure (% of fund's net assets)
As of June 30, 2012	% of fund's net assets
European Monetary Unit	41.4
Japanese Yen	19.4
British Pound	8.3
US Dollar	5.5
Canadian Dollar	5.0
Korean Won	3.9
Australian Dollar	3.7
Mexican Pecos	3.2
Malaysian Ringgit	1.8
Swiss Franc	1.7
Other	6.1
Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 4.4%
AAA 31.7%
AA 11.6%
A 12.4%
BBB 11.2%
BB and Below 3.8%
Not Rated 4.0%
Short-Term Investments and Net Other Assets 20.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *
Corporate Bonds 13.4%
U.S. Government and U.S. Government Agency Obligations 4.4%
CMOs and Other Mortgage Related Securities 2.1%
Foreign Government and Government Agency Obligations 59.2%
Short-Term Investments and Net Other Assets (Liabilities) 20.9%
* Futures and Swaps	7.4%
* Foreign Currency Contracts	15.8%

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.4%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 20,000	$ 20,200
7% 11/1/15 (d)		20,000	20,450
TOTAL AUSTRALIA			40,650
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18 (d)		20,000	20,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,400
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,488
TOTAL CANADA			56,338
Cayman Islands - 0.9%
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)		15,000	16,238
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	109,388
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	155,617
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	200,734
TOTAL CAYMAN ISLANDS			481,977
Denmark - 0.7%
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	184,641
TDC A/S 3.75% 3/2/22	EUR	150,000	197,296
TOTAL DENMARK			381,937
France - 0.3%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	100,000	129,224
Ireland - 0.5%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	253,218
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	21,700
7.5% 10/15/27		10,000	10,087
TOTAL LIBERIA			31,787
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,100
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	20,700
11.5% 2/4/17 pay-in-kind (g)		20,000	20,650
TOTAL LUXEMBOURG			62,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - 0.9%
Deutsche Post Finance BV 1.875% 6/27/17	EUR	150,000	$ 190,442
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	236,375
LyondellBasell Industries NV 5.75% 4/15/24 (d)		10,000	10,662
TOTAL NETHERLANDS			437,479
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	207,855
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	62,551
TOTAL NORWAY			270,406
United Kingdom - 2.6%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	206,638
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	205,533
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	100,000	187,736
HSBC Bank PLC 4% 1/15/21	EUR	150,000	209,449
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	175,080
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	189,357
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	175,191
TOTAL UNITED KINGDOM			1,348,984
United States of America - 6.6%
Ally Financial, Inc.:
5.5% 2/15/17		20,000	20,350
7.5% 9/15/20		15,000	16,875
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,800
Amkor Technology, Inc. 7.375% 5/1/18		20,000	20,900
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	116,216
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,000
Aon Corp. 5% 9/30/20		110,000	122,128
ARAMARK Corp. 8.5% 2/1/15		10,000	10,250
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(g)		30,000	30,786
Avaya, Inc. 9.75% 11/1/15		5,000	4,038
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,100
Cablevision Systems Corp. 8.625% 9/15/17		20,000	22,300
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,450
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,300
7% 1/15/19		18,000	19,440
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.25% 10/30/17		$ 17,000	$ 18,445
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,250
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	29,025
CIT Group, Inc.:
5.375% 5/15/20		22,000	22,495
5.5% 2/15/19 (d)		21,000	21,578
7% 5/2/17 (d)		8,062	8,072
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,000
11.5% 1/15/17 pay-in-kind (g)		10,000	10,476
Comcast Corp.:
3.125% 7/15/22		20,000	20,111
4.65% 7/15/42		38,000	38,073
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,325
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,085
CSC Holdings LLC 8.625% 2/15/19		25,000	28,875
Dana Holding Corp. 6.5% 2/15/19		15,000	15,975
Delphi Corp.:
5.875% 5/15/19		15,000	15,975
6.125% 5/15/21		15,000	16,388
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		10,191	10,306
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,200
Duke Realty LP 6.5% 1/15/18		100,000	113,394
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	20,875
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,950
Equinix, Inc. 8.125% 3/1/18		10,000	11,075
ERP Operating LP 4.625% 12/15/21		110,000	119,569
Fifth Third Bancorp 8.25% 3/1/38		100,000	135,870
Fortune Brands, Inc. 5.875% 1/15/36		110,000	127,109
Frontier Oil Corp. 6.875% 11/15/18		20,000	20,800
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,845
Hanesbrands, Inc. 6.375% 12/15/20		15,000	15,825
HCA, Inc. 6.5% 2/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,200
HealthSouth Corp. 7.25% 10/1/18		15,000	15,788
Hertz Corp. 6.75% 4/15/19		20,000	20,800
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,200
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		$ 15,000	$ 14,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,923
8% 1/15/18		18,000	19,125
International Lease Finance Corp.:
4.875% 4/1/15		21,000	21,053
8.625% 9/15/15		20,000	22,150
8.625% 1/15/22		15,000	17,363
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,700
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,850
Kraft Foods, Inc. 5.375% 2/10/20		100,000	118,411
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,550
MGM Mirage, Inc.:
6.625% 7/15/15		19,000	19,475
7.625% 1/15/17		20,000	20,300
MRC Global, Inc. 9.5% 12/15/16		20,000	21,600
Mylan, Inc. 6% 11/15/18 (d)		20,000	20,950
NBCUniversal Media LLC 4.375% 4/1/21		110,000	121,103
Nextel Communications, Inc. 7.375% 8/1/15		21,000	21,026
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		15,000	16,688
NiSource Finance Corp. 4.45% 12/1/21		110,000	115,486
Oil States International, Inc. 6.5% 6/1/19		15,000	15,600
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,388
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,238
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,000
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,750
Prudential Financial, Inc. 4.5% 11/16/21		120,000	124,643
Puget Energy, Inc. 6.5% 12/15/20		20,000	21,826
Regions Financial Corp. 7.75% 11/10/14		110,000	118,800
Rite Aid Corp.:
9.25% 3/15/20 (d)		20,000	20,100
9.5% 6/15/17		20,000	20,450
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,500
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	14,625
Sealed Air Corp. 8.125% 9/15/19 (d)		20,000	22,100
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,000
Sprint Nextel Corp.:
6% 12/1/16		15,000	14,363
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sprint Nextel Corp.: - continued
7% 3/1/20 (d)		$ 20,000	$ 20,650
Standard Pacific Corp.:
8.375% 5/15/18		20,000	21,850
8.375% 1/15/21		20,000	21,800
10.75% 9/15/16		20,000	23,600
Steel Dynamics, Inc. 7.625% 3/15/20		30,000	32,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,200
Tenneco, Inc. 6.875% 12/15/20		15,000	16,200
The AES Corp.:
7.375% 7/1/21 (d)		17,000	18,913
7.75% 10/15/15		16,000	17,920
8% 10/15/17		16,000	18,120
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		20,000	20,900
United Technologies Corp.:
3.1% 6/1/22		100,000	104,876
4.5% 6/1/42		100,000	110,009
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,413
8.5% 5/15/21 (d)		30,000	30,225
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		10,000	10,400
6.75% 8/15/21 (d)		12,000	11,760
6.875% 12/1/18 (d)		10,000	10,350
7% 10/1/20 (d)		15,000	15,131
Verizon Communications, Inc. 3.5% 11/1/21		120,000	127,862
WPX Energy, Inc. 5.25% 1/15/17		15,000	15,075
TOTAL UNITED STATES OF AMERICA			3,427,665
TOTAL NONCONVERTIBLE BONDS (Cost $6,878,166)			6,922,115
U.S. Government Agency - Mortgage Securities - 3.9%

Fannie Mae - 3.9%
3% 7/1/27 (e)		100,000	104,776
3.5% 7/1/42 (e)		100,000	105,124
4% 7/1/27 (e)		100,000	106,361
4% 7/1/42 (e)		100,000	106,441
4% 7/1/42 (e)		100,000	106,441
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
4.5% 7/1/42 (e)		$ 400,000	$ 429,175
4.5% 8/1/42 (e)		400,000	428,862
5% 7/1/42 (e)		200,000	216,474
5.5% 7/1/42 (e)		200,000	218,144
6% 10/1/37 to 6/1/40		100,036	110,095
6% 7/1/42 (e)		100,000	109,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,038,755)			2,041,792
Commercial Mortgage Securities - 2.1%

United States of America - 2.1%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		500,000	554,665
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	539,554
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,077,440)			1,094,219
U.S. Government and Government Agency Obligations - 9.0%

U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42 (f)		213,812	225,501
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills, yield at date of purchase 0.07% 8/30/12		4,400,000	4,399,627
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,621,883)			4,625,128
Foreign Government and Government Agency Obligations - 68.3%

Australia - 9.4%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,300,000	3,523,798
5.75% 7/15/22	AUD	1,031,000	1,300,622
TOTAL AUSTRALIA			4,824,420
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - 3.6%
Canadian Government:
1% 2/1/15	CAD	140,000	$ 137,224
1.5% 3/1/17	CAD	750,000	744,939
2.75% 6/1/22	CAD	360,000	386,025
4% 6/1/41	CAD	220,000	291,720
5.75% 6/1/33	CAD	200,000	308,414
TOTAL CANADA			1,868,322
France - 3.7%
French Government OAT:
3% 4/25/22	EUR	900,000	1,167,873
4.5% 4/25/41	EUR	180,000	265,291
5.5% 4/25/29	EUR	300,000	481,814
TOTAL FRANCE			1,914,978
Germany - 4.3%
German Federal Republic:
1.75% 7/4/22	EUR	1,180,000	1,515,689
2.5% 7/4/44	EUR	100,000	130,676
3.5% 7/4/19	EUR	100,000	147,002
4.75% 7/4/34	EUR	250,000	447,044
TOTAL GERMANY			2,240,411
Italy - 3.2%
Buoni Poliennali Del Tes 5.5% 9/1/22	EUR	650,000	805,645
Italian Republic:
5% 3/1/22	EUR	500,000	603,681
5% 9/1/40	EUR	200,000	212,511
TOTAL ITALY			1,621,837
Japan - 10.2%
Japan Government:
0.9% 3/20/22	JPY	293,000,000	3,696,299
1.7% 3/20/32	JPY	93,000,000	1,170,573
2% 3/20/42	JPY	32,000,000	408,551
TOTAL JAPAN			5,275,423
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - 4.5%
Korean Republic:
3.5% 3/10/17	KRW	2,281,600,000	$ 2,005,737
4.25% 6/10/21	KRW	343,800,000	315,180
TOTAL KOREA (SOUTH)			2,320,917
Malaysia - 1.5%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	507,573
3.418% 8/15/22	MYR	900,000	281,511
TOTAL MALAYSIA			789,084
Mexico - 4.6%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	493,956
7.75% 12/14/17	MXN	16,500,000	1,401,796
8.5% 5/31/29	MXN	5,200,000	475,903
TOTAL MEXICO			2,371,655
Netherlands - 2.1%
Dutch Government 2.25% 7/15/22	EUR	850,000	1,088,978
South Africa - 1.2%
South African Republic 6.75% 3/31/21	ZAR	5,000,000	590,646
Spain - 1.4%
Spanish Kingdom 5.85% 1/31/22	EUR	600,000	731,579
Sweden - 3.6%
Swedish Kingdom 3.75% 8/12/17	SEK	11,500,000	1,868,049
United Kingdom - 15.0%
United Kingdom, Great Britain and Northern Ireland:
0.362% 11/5/12	GBP	3,000,000	4,693,490
1.75% 1/22/17	GBP	450,000	736,144
4% 3/7/22	GBP	800,000	1,504,168
4.25% 6/7/32	GBP	230,000	444,699
4.5% 12/7/42	GBP	180,000	363,068
TOTAL UNITED KINGDOM			7,741,569
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,813,895)			35,247,868
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $1,604,454)	1,604,454	$ 1,604,454
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $51,034,593)		51,535,576
NET OTHER ASSETS (LIABILITIES) - 0.2%		87,258
NET ASSETS - 100%		$ 51,622,834
TBA Sale Commitments
	Principal Amount (b)
Fannie Mae
4.5% 7/1/42	$ (400,000)	(429,175)
6% 7/1/42	(100,000)	(109,899)
TOTAL TBA SALE COMMITMENTS (Proceeds $539,234)		$ (539,074)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2012	$ 477,941	$ 3,578
1 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2012	178,309	(127)
TOTAL BOND INDEX CONTRACTS		656,250	3,451
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
11 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 1,467,125	$ (10,856)
16 CBOT 5-Year U.S. Treasury Note Contracts	Sept. 2012	1,983,500	(3,871)
5 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2012	739,844	(7,353)
TOTAL TREASURY CONTRACTS		4,190,469	(22,080)
TOTAL SOLD		$ 4,846,719	$ (18,629)

The face value of futures sold as a percentage of net assets is 9.4%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/3/12	GBP	JPMorgan Chase Bank	Buy	100,000	$ 155,585	$ 1,030
7/19/12	AUD	Citibank NA	Buy	487,540	494,013	4,015
7/19/12	AUD	Citibank NA	Sell	2,793,317	2,830,398	(23,001)
7/19/12	AUD	JPMorgan Chase Bank	Sell	566,212	564,639	(13,752)
7/19/12	CAD	Deutsche Bank AG	Buy	706,953	691,704	2,371
7/19/12	CHF	Citibank NA	Buy	808,000	849,835	1,848
7/19/12	DKK	Deutsche Bank AG	Buy	2,533,000	430,454	930
7/19/12	EUR	Barclays Bank PLC, London	Buy	110,000	137,303	1,924
7/19/12	EUR	Deutsche Bank AG	Buy	125,000	158,017	195
7/19/12	EUR	Deutsche Bank AG	Buy	135,000	170,659	211
7/19/12	EUR	Deutsche Bank AG	Buy	143,000	180,973	22
7/19/12	EUR	Deutsche Bank AG	Buy	154,000	194,677	241
7/19/12	EUR	Deutsche Bank AG	Buy	320,000	404,524	500
7/19/12	EUR	Deutsche Bank AG	Buy	767,000	969,594	1,200
7/19/12	EUR	Deutsche Bank AG	Buy	11,645,000	14,720,887	18,212
7/19/12	EUR	Deutsche Bank AG	Sell	75,000	94,810	(117)
7/19/12	EUR	Deutsche Bank AG	Sell	379,000	479,108	(593)
7/19/12	EUR	Deutsche Bank AG	Sell	400,000	505,655	(626)
7/19/12	EUR	Deutsche Bank AG	Sell	500,000	632,069	(782)
7/19/12	EUR	Deutsche Bank AG	Sell	4,000,000	5,056,552	(6,256)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/19/12	GBP	JPMorgan Chase Bank	Sell	35,000	$ 54,452	$ (361)
7/19/12	GBP	JPMorgan Chase Bank	Sell	3,310,000	5,185,760	2,062
7/19/12	JPY	Barclays Bank PLC, London	Buy	9,000,000	114,097	(1,472)
7/19/12	JPY	Barclays Bank PLC, London	Buy	390,126,148	4,945,800	(63,823)
7/19/12	JPY	Barclays Bank PLC, London	Sell	37,900,000	480,475	6,200
7/19/12	JPY	JPMorgan Chase Bank	Buy	16,000,000	200,072	149
7/19/12	MXN	JPMorgan Chase Bank	Buy	1,070,388	76,609	3,472
7/19/12	MXN	JPMorgan Chase Bank	Buy	3,715,000	269,388	8,550
7/19/12	MXN	JPMorgan Chase Bank	Sell	14,240,600	1,032,638	(32,775)
7/19/12	NOK	JPMorgan Chase Bank	Buy	1,077,000	180,554	364
7/19/12	NZD	Barclays Bank PLC, London	Buy	214,000	170,022	1,043
7/19/12	PLN	Deutsche Bank AG	Buy	2,110,000	623,513	8,204
7/19/12	SEK	JPMorgan Chase Bank	Sell	8,292,595	1,181,575	(16,290)
7/19/12	SGD	Deutsche Bank AG	Buy	409,000	322,699	171
7/19/12	ZAR	Deutsche Bank AG	Buy	226,086	27,249	321
7/24/12	CLP	Barclays Bank PLC, London	Buy	33,891,000	68,177	(753)
7/24/12	KRW	Deutsche Bank AG	Buy	2,269,049,000	1,964,681	23,369
7/24/12	KRW	Deutsche Bank AG	Sell	2,664,987,160	2,307,508	(27,447)
7/24/12	MYR	Deutsche Bank AG	Buy	1,625,000	512,214	323
7/24/12	MYR	Deutsche Bank AG	Sell	1,138,000	361,224	2,290
						$ (98,831)

For the period, the average contract value for foreign currency contracts in the aggregate was $51,164,318. Contract value represents contract amount plus or minus unrealized appreciation or depreciation, respectively.

Swap Agreements
Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the proportional notional amount (Upfront Premium Received/(Paid) $(48,262))

June 2017	$ 990,000	$ 33,470
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $576,791 or 1.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $101,475.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,023
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 6,922,115	$ -	$ 6,922,115	$ -
U.S. Government Agency - Mortgage Securities	2,041,792	-	2,041,792	-
Commercial Mortgage Securities	1,094,219	-	1,094,219	-
U.S. Government and Government Agency Obligations	4,625,128	-	4,625,128	-
Foreign Government and Government Agency Obligations	35,247,868	-	35,247,868	-
Money Market Funds	1,604,454	1,604,454	-	-
Total Investments in Securities:	$ 51,535,576	$ 1,604,454	$ 49,931,122	$ -
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 89,217	$ -	$ 89,217	$ -
Futures Contracts	3,578	3,578	-	-
Swap Agreements	33,470	-	33,470	-
Total Assets	$ 126,265	$ 3,578	$ 122,687	$ -
Liabilities
Foreign Currency Contracts	$ (188,048)	$ -	$ (188,048)	$ -
Futures Contracts	(22,207)	(22,207)	-	-
Total Liabilities	$ (210,255)	$ (22,207)	$ (188,048)	$ -
Total Derivative Instruments:	$ (83,990)	$ (18,629)	$ (65,361)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (539,074)	$ -	$ (539,074)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (c)	$ 33,470	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	89,217	(188,048)
Interest Rate Risk
Futures Contracts (b)	3,578	(22,207)
Total Value of Derivatives	$ 126,265	$ (210,255)
(a) Value is disclosed on the Statement of Assets and Liabilities as Unrealized appreciation and Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $49,430,139)	$ 49,931,122
Fidelity Central Funds (cost $1,604,454)	1,604,454
Total Investments (cost $51,034,593)		$ 51,535,576
Cash		49,228
Foreign currency held at value (cost $4,224,140)		4,249,171
Receivable for investments sold Regular delivery		147,198
Delayed delivery		401,500
Receivable for TBA sale commitments		539,234
Unrealized appreciation on foreign currency contracts		89,217
Receivable for fund shares sold		5,500
Interest receivable		392,828
Distributions receivable from Fidelity Central Funds		500
Receivable for daily variation margin on futures contracts		18,839
Swap agreements, at value		33,470
Prepaid expenses		72,928
Receivable from investment adviser for expense reductions		26,347
Total assets		57,561,536

Liabilities
Payable for investments purchased Regular delivery	$ 2,734,997
Delayed delivery	2,330,977
TBA sale commitments, at value	539,074
Unrealized depreciation on foreign currency contracts	188,048
Accrued management fee	24,002
Distribution and service plan fees payable	3,125
Other affiliated payables	8,510
Other payables and accrued expenses	109,969
Total liabilities		5,938,702

Net Assets		$ 51,622,834
Net Assets consist of:
Paid in capital		$ 51,227,094
Undistributed net investment income		62,467
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,346)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		386,619
Net Assets		$ 51,622,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,520,686 ÷ 250,190 shares)	$ 10.08

Maximum offering price per share (100/96.00 of $10.08)	$ 10.50
Class T: Net Asset Value and redemption price per share ($2,518,785 ÷ 250,001 shares)	$ 10.08

Maximum offering price per share (100/96.00 of $10.08)	$ 10.50
Class C: Net Asset Value and offering price per share ($2,516,712 ÷ 250,001 shares)A	$ 10.07

International Bond: Net Asset Value, offering price and redemption price per share ($41,547,174 ÷ 4,122,616 shares)	$ 10.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,519,477 ÷ 250,001 shares)	$ 10.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to June 30, 2012

Investment Income
Interest		$ 107,397
Income from Fidelity Central Funds		1,023
Income before foreign taxes withheld		108,420
Less foreign taxes withheld		(132)
Total income		108,288

Expenses
Management fee	$ 31,464
Transfer agent fees	7,248
Distribution and service plan fees	4,114
Accounting fees and expenses	2,880
Custodian fees and expenses	1,708
Independent trustees' compensation	13
Registration fees	14,982
Audit	20,676
Total expenses before reductions	83,085
Expense reductions	(37,264)	45,821
Net investment income (loss)		62,467
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(67,958)
Foreign currency transactions	13,512
Swap agreements	1,100
Total net realized gain (loss)		(53,346)
Change in net unrealized appreciation (depreciation) on: Investment securities	500,983
Assets and liabilities in foreign currencies	(81,103)
Futures contracts	(18,629)
Swap agreements	(14,792)
Delayed delivery commitments	160
Total change in net unrealized appreciation (depreciation)		386,619
Net gain (loss)		333,273
Net increase (decrease) in net assets resulting from operations		$ 395,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,467
Net realized gain (loss)	(53,346)
Change in net unrealized appreciation (depreciation)	386,619
Net increase (decrease) in net assets resulting from operations	395,740
Share transactions - net increase (decrease)	51,227,094
Total increase (decrease) in net assets	51,622,834

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $62,467)	$ 51,622,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.010
Net realized and unrealized gain (loss)	.070
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C, D	.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,521
Portfolio turnover rate G	6% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.010
Net realized and unrealized gain (loss)	.070
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C, D	.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,519
Portfolio turnover rate G	6% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.002
Net realized and unrealized gain (loss)	.068
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B, C, D	.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.45% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,517
Portfolio turnover rate G	6% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Bond

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.013
Net realized and unrealized gain (loss)	.067
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C	.80%
Ratios to Average Net Assets E, H
Expenses before reductions	1.42% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,547
Portfolio turnover rate F	6% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.013
Net realized and unrealized gain (loss)	.067
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C	.80%
Ratios to Average Net Assets E, H
Expenses before reductions	1.45% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,519
Portfolio turnover rate F	6% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing

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3. Significant Accounting Policies - continued

Security Valuation - continued

pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 677,986
Gross unrealized depreciation	(176,260)
Net unrealized appreciation (depreciation) on securities and other investments	$ 501,726

Tax cost	$ 51,033,850

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry

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Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,100	$ (14,792)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(114,307)	(98,831)
Interest Rate Risk
Futures Contracts (a)	-	(18,629)
Totals	$ (113,207)	$ (132,252)

(a) A summary of the value of swap agreements and futures contracts by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as average value during the period, is included at the end of the Schedule of Investments.

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5. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

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5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,099,277 and $3,001,962, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 686	$ 686
Class T	-%	.25%	686	686
Class C	.75%	.25%	2,742	2,742
			$ 4,114	$ 4,114

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, no sales charge amounts were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 411.15
Class T	411.15
Class C	411.15
International Bond	5,604.13
Institutional Class	411.15
	$ 7,248

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 1,897
Class T	1.00%	1,897
Class C	1.75%	1,895
International Bond	.75%	29,678
Institutional Class	.75%	1,897
		$ 37,264

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended June 30,	Shares A	Dollars A
Class A
Shares sold	250,190	$ 2,501,894
Net increase (decrease)	250,190	$ 2,501,894
Class T
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Class C
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
International Bond
Shares sold	4,122,616	$ 41,225,170
Net increase (decrease)	4,122,616	$ 41,225,170
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010

A For the period May 22, 2012 (commencement of operations) to June 30, 2012.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements - continued

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2012, the results of its operations, the changes in its net assets and the financial highlights the period from May 22, 2012 (commencement of operations) to June 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 23, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Bond Fund

On April 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven global bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

The Board noted that international and global funds tend to have higher total expense ratios as a result of the additional investment management, research, and custody fees associated with foreign investments. The Board also noted that FMR had contractually agreed to reimburse each class of the fund until February 28, 2014, to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IBZ-USAN-0812
1.939053.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Bond
Fund - Class A, Class T, and Class C

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Class A, Class T,
and Class C are classes of
Fidelity® International
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 22, 2012 to June 30, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2012	Expenses Paid During Period
Class A	1.00%
Actual		$ 1,000.00	$ 1,008.00	$ 1.10 B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02 C
Class T	1.00%
Actual		$ 1,000.00	$ 1,008.00	$ 1.10 B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02 C
Class C	1.75%
Actual		$ 1,000.00	$ 1,007.00	$ 1.92 B
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77 C
International Bond	.75%
Actual		$ 1,000.00	$ 1,008.00	$ .82 B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77 C
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,008.00	$ .82 B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 40/366 (to reflect the period May 22, 2012 to June 30, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Currency Exposure (% of fund's net assets)
As of June 30, 2012	% of fund's net assets
European Monetary Unit	41.4
Japanese Yen	19.4
British Pound	8.3
US Dollar	5.5
Canadian Dollar	5.0
Korean Won	3.9
Australian Dollar	3.7
Mexican Pecos	3.2
Malaysian Ringgit	1.8
Swiss Franc	1.7
Other	6.1
Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 4.4%
AAA 31.7%
AA 11.6%
A 12.4%
BBB 11.2%
BB and Below 3.8%
Not Rated 4.0%
Short-Term Investments and Net Other Assets 20.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *
Corporate Bonds 13.4%
U.S. Government and U.S. Government Agency Obligations 4.4%
CMOs and Other Mortgage Related Securities 2.1%
Foreign Government and Government Agency Obligations 59.2%
Short-Term Investments and Net Other Assets (Liabilities) 20.9%
* Futures and Swaps	7.4%
* Foreign Currency Contracts	15.8%

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.4%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 20,000	$ 20,200
7% 11/1/15 (d)		20,000	20,450
TOTAL AUSTRALIA			40,650
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18 (d)		20,000	20,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,400
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,488
TOTAL CANADA			56,338
Cayman Islands - 0.9%
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)		15,000	16,238
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	109,388
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	155,617
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	200,734
TOTAL CAYMAN ISLANDS			481,977
Denmark - 0.7%
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	184,641
TDC A/S 3.75% 3/2/22	EUR	150,000	197,296
TOTAL DENMARK			381,937
France - 0.3%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	100,000	129,224
Ireland - 0.5%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	253,218
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	21,700
7.5% 10/15/27		10,000	10,087
TOTAL LIBERIA			31,787
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,100
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	20,700
11.5% 2/4/17 pay-in-kind (g)		20,000	20,650
TOTAL LUXEMBOURG			62,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - 0.9%
Deutsche Post Finance BV 1.875% 6/27/17	EUR	150,000	$ 190,442
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	236,375
LyondellBasell Industries NV 5.75% 4/15/24 (d)		10,000	10,662
TOTAL NETHERLANDS			437,479
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	207,855
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	62,551
TOTAL NORWAY			270,406
United Kingdom - 2.6%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	206,638
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	205,533
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	100,000	187,736
HSBC Bank PLC 4% 1/15/21	EUR	150,000	209,449
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	175,080
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	189,357
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	175,191
TOTAL UNITED KINGDOM			1,348,984
United States of America - 6.6%
Ally Financial, Inc.:
5.5% 2/15/17		20,000	20,350
7.5% 9/15/20		15,000	16,875
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,800
Amkor Technology, Inc. 7.375% 5/1/18		20,000	20,900
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	116,216
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,000
Aon Corp. 5% 9/30/20		110,000	122,128
ARAMARK Corp. 8.5% 2/1/15		10,000	10,250
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(g)		30,000	30,786
Avaya, Inc. 9.75% 11/1/15		5,000	4,038
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,100
Cablevision Systems Corp. 8.625% 9/15/17		20,000	22,300
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,450
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,300
7% 1/15/19		18,000	19,440
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.25% 10/30/17		$ 17,000	$ 18,445
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,250
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	29,025
CIT Group, Inc.:
5.375% 5/15/20		22,000	22,495
5.5% 2/15/19 (d)		21,000	21,578
7% 5/2/17 (d)		8,062	8,072
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,000
11.5% 1/15/17 pay-in-kind (g)		10,000	10,476
Comcast Corp.:
3.125% 7/15/22		20,000	20,111
4.65% 7/15/42		38,000	38,073
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,325
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,085
CSC Holdings LLC 8.625% 2/15/19		25,000	28,875
Dana Holding Corp. 6.5% 2/15/19		15,000	15,975
Delphi Corp.:
5.875% 5/15/19		15,000	15,975
6.125% 5/15/21		15,000	16,388
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		10,191	10,306
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,200
Duke Realty LP 6.5% 1/15/18		100,000	113,394
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	20,875
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,950
Equinix, Inc. 8.125% 3/1/18		10,000	11,075
ERP Operating LP 4.625% 12/15/21		110,000	119,569
Fifth Third Bancorp 8.25% 3/1/38		100,000	135,870
Fortune Brands, Inc. 5.875% 1/15/36		110,000	127,109
Frontier Oil Corp. 6.875% 11/15/18		20,000	20,800
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,845
Hanesbrands, Inc. 6.375% 12/15/20		15,000	15,825
HCA, Inc. 6.5% 2/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,200
HealthSouth Corp. 7.25% 10/1/18		15,000	15,788
Hertz Corp. 6.75% 4/15/19		20,000	20,800
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,200
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		$ 15,000	$ 14,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,923
8% 1/15/18		18,000	19,125
International Lease Finance Corp.:
4.875% 4/1/15		21,000	21,053
8.625% 9/15/15		20,000	22,150
8.625% 1/15/22		15,000	17,363
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,700
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,850
Kraft Foods, Inc. 5.375% 2/10/20		100,000	118,411
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,550
MGM Mirage, Inc.:
6.625% 7/15/15		19,000	19,475
7.625% 1/15/17		20,000	20,300
MRC Global, Inc. 9.5% 12/15/16		20,000	21,600
Mylan, Inc. 6% 11/15/18 (d)		20,000	20,950
NBCUniversal Media LLC 4.375% 4/1/21		110,000	121,103
Nextel Communications, Inc. 7.375% 8/1/15		21,000	21,026
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		15,000	16,688
NiSource Finance Corp. 4.45% 12/1/21		110,000	115,486
Oil States International, Inc. 6.5% 6/1/19		15,000	15,600
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,388
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,238
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,000
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,750
Prudential Financial, Inc. 4.5% 11/16/21		120,000	124,643
Puget Energy, Inc. 6.5% 12/15/20		20,000	21,826
Regions Financial Corp. 7.75% 11/10/14		110,000	118,800
Rite Aid Corp.:
9.25% 3/15/20 (d)		20,000	20,100
9.5% 6/15/17		20,000	20,450
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,500
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	14,625
Sealed Air Corp. 8.125% 9/15/19 (d)		20,000	22,100
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,000
Sprint Nextel Corp.:
6% 12/1/16		15,000	14,363
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sprint Nextel Corp.: - continued
7% 3/1/20 (d)		$ 20,000	$ 20,650
Standard Pacific Corp.:
8.375% 5/15/18		20,000	21,850
8.375% 1/15/21		20,000	21,800
10.75% 9/15/16		20,000	23,600
Steel Dynamics, Inc. 7.625% 3/15/20		30,000	32,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,200
Tenneco, Inc. 6.875% 12/15/20		15,000	16,200
The AES Corp.:
7.375% 7/1/21 (d)		17,000	18,913
7.75% 10/15/15		16,000	17,920
8% 10/15/17		16,000	18,120
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		20,000	20,900
United Technologies Corp.:
3.1% 6/1/22		100,000	104,876
4.5% 6/1/42		100,000	110,009
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,413
8.5% 5/15/21 (d)		30,000	30,225
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		10,000	10,400
6.75% 8/15/21 (d)		12,000	11,760
6.875% 12/1/18 (d)		10,000	10,350
7% 10/1/20 (d)		15,000	15,131
Verizon Communications, Inc. 3.5% 11/1/21		120,000	127,862
WPX Energy, Inc. 5.25% 1/15/17		15,000	15,075
TOTAL UNITED STATES OF AMERICA			3,427,665
TOTAL NONCONVERTIBLE BONDS (Cost $6,878,166)			6,922,115
U.S. Government Agency - Mortgage Securities - 3.9%

Fannie Mae - 3.9%
3% 7/1/27 (e)		100,000	104,776
3.5% 7/1/42 (e)		100,000	105,124
4% 7/1/27 (e)		100,000	106,361
4% 7/1/42 (e)		100,000	106,441
4% 7/1/42 (e)		100,000	106,441
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
4.5% 7/1/42 (e)		$ 400,000	$ 429,175
4.5% 8/1/42 (e)		400,000	428,862
5% 7/1/42 (e)		200,000	216,474
5.5% 7/1/42 (e)		200,000	218,144
6% 10/1/37 to 6/1/40		100,036	110,095
6% 7/1/42 (e)		100,000	109,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,038,755)			2,041,792
Commercial Mortgage Securities - 2.1%

United States of America - 2.1%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		500,000	554,665
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	539,554
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,077,440)			1,094,219
U.S. Government and Government Agency Obligations - 9.0%

U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42 (f)		213,812	225,501
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills, yield at date of purchase 0.07% 8/30/12		4,400,000	4,399,627
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,621,883)			4,625,128
Foreign Government and Government Agency Obligations - 68.3%

Australia - 9.4%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,300,000	3,523,798
5.75% 7/15/22	AUD	1,031,000	1,300,622
TOTAL AUSTRALIA			4,824,420
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - 3.6%
Canadian Government:
1% 2/1/15	CAD	140,000	$ 137,224
1.5% 3/1/17	CAD	750,000	744,939
2.75% 6/1/22	CAD	360,000	386,025
4% 6/1/41	CAD	220,000	291,720
5.75% 6/1/33	CAD	200,000	308,414
TOTAL CANADA			1,868,322
France - 3.7%
French Government OAT:
3% 4/25/22	EUR	900,000	1,167,873
4.5% 4/25/41	EUR	180,000	265,291
5.5% 4/25/29	EUR	300,000	481,814
TOTAL FRANCE			1,914,978
Germany - 4.3%
German Federal Republic:
1.75% 7/4/22	EUR	1,180,000	1,515,689
2.5% 7/4/44	EUR	100,000	130,676
3.5% 7/4/19	EUR	100,000	147,002
4.75% 7/4/34	EUR	250,000	447,044
TOTAL GERMANY			2,240,411
Italy - 3.2%
Buoni Poliennali Del Tes 5.5% 9/1/22	EUR	650,000	805,645
Italian Republic:
5% 3/1/22	EUR	500,000	603,681
5% 9/1/40	EUR	200,000	212,511
TOTAL ITALY			1,621,837
Japan - 10.2%
Japan Government:
0.9% 3/20/22	JPY	293,000,000	3,696,299
1.7% 3/20/32	JPY	93,000,000	1,170,573
2% 3/20/42	JPY	32,000,000	408,551
TOTAL JAPAN			5,275,423
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - 4.5%
Korean Republic:
3.5% 3/10/17	KRW	2,281,600,000	$ 2,005,737
4.25% 6/10/21	KRW	343,800,000	315,180
TOTAL KOREA (SOUTH)			2,320,917
Malaysia - 1.5%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	507,573
3.418% 8/15/22	MYR	900,000	281,511
TOTAL MALAYSIA			789,084
Mexico - 4.6%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	493,956
7.75% 12/14/17	MXN	16,500,000	1,401,796
8.5% 5/31/29	MXN	5,200,000	475,903
TOTAL MEXICO			2,371,655
Netherlands - 2.1%
Dutch Government 2.25% 7/15/22	EUR	850,000	1,088,978
South Africa - 1.2%
South African Republic 6.75% 3/31/21	ZAR	5,000,000	590,646
Spain - 1.4%
Spanish Kingdom 5.85% 1/31/22	EUR	600,000	731,579
Sweden - 3.6%
Swedish Kingdom 3.75% 8/12/17	SEK	11,500,000	1,868,049
United Kingdom - 15.0%
United Kingdom, Great Britain and Northern Ireland:
0.362% 11/5/12	GBP	3,000,000	4,693,490
1.75% 1/22/17	GBP	450,000	736,144
4% 3/7/22	GBP	800,000	1,504,168
4.25% 6/7/32	GBP	230,000	444,699
4.5% 12/7/42	GBP	180,000	363,068
TOTAL UNITED KINGDOM			7,741,569
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,813,895)			35,247,868
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $1,604,454)	1,604,454	$ 1,604,454
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $51,034,593)		51,535,576
NET OTHER ASSETS (LIABILITIES) - 0.2%		87,258
NET ASSETS - 100%		$ 51,622,834
TBA Sale Commitments
	Principal Amount (b)
Fannie Mae
4.5% 7/1/42	$ (400,000)	(429,175)
6% 7/1/42	(100,000)	(109,899)
TOTAL TBA SALE COMMITMENTS (Proceeds $539,234)		$ (539,074)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2012	$ 477,941	$ 3,578
1 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2012	178,309	(127)
TOTAL BOND INDEX CONTRACTS		656,250	3,451
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
11 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 1,467,125	$ (10,856)
16 CBOT 5-Year U.S. Treasury Note Contracts	Sept. 2012	1,983,500	(3,871)
5 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2012	739,844	(7,353)
TOTAL TREASURY CONTRACTS		4,190,469	(22,080)
TOTAL SOLD		$ 4,846,719	$ (18,629)

The face value of futures sold as a percentage of net assets is 9.4%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/3/12	GBP	JPMorgan Chase Bank	Buy	100,000	$ 155,585	$ 1,030
7/19/12	AUD	Citibank NA	Buy	487,540	494,013	4,015
7/19/12	AUD	Citibank NA	Sell	2,793,317	2,830,398	(23,001)
7/19/12	AUD	JPMorgan Chase Bank	Sell	566,212	564,639	(13,752)
7/19/12	CAD	Deutsche Bank AG	Buy	706,953	691,704	2,371
7/19/12	CHF	Citibank NA	Buy	808,000	849,835	1,848
7/19/12	DKK	Deutsche Bank AG	Buy	2,533,000	430,454	930
7/19/12	EUR	Barclays Bank PLC, London	Buy	110,000	137,303	1,924
7/19/12	EUR	Deutsche Bank AG	Buy	125,000	158,017	195
7/19/12	EUR	Deutsche Bank AG	Buy	135,000	170,659	211
7/19/12	EUR	Deutsche Bank AG	Buy	143,000	180,973	22
7/19/12	EUR	Deutsche Bank AG	Buy	154,000	194,677	241
7/19/12	EUR	Deutsche Bank AG	Buy	320,000	404,524	500
7/19/12	EUR	Deutsche Bank AG	Buy	767,000	969,594	1,200
7/19/12	EUR	Deutsche Bank AG	Buy	11,645,000	14,720,887	18,212
7/19/12	EUR	Deutsche Bank AG	Sell	75,000	94,810	(117)
7/19/12	EUR	Deutsche Bank AG	Sell	379,000	479,108	(593)
7/19/12	EUR	Deutsche Bank AG	Sell	400,000	505,655	(626)
7/19/12	EUR	Deutsche Bank AG	Sell	500,000	632,069	(782)
7/19/12	EUR	Deutsche Bank AG	Sell	4,000,000	5,056,552	(6,256)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/19/12	GBP	JPMorgan Chase Bank	Sell	35,000	$ 54,452	$ (361)
7/19/12	GBP	JPMorgan Chase Bank	Sell	3,310,000	5,185,760	2,062
7/19/12	JPY	Barclays Bank PLC, London	Buy	9,000,000	114,097	(1,472)
7/19/12	JPY	Barclays Bank PLC, London	Buy	390,126,148	4,945,800	(63,823)
7/19/12	JPY	Barclays Bank PLC, London	Sell	37,900,000	480,475	6,200
7/19/12	JPY	JPMorgan Chase Bank	Buy	16,000,000	200,072	149
7/19/12	MXN	JPMorgan Chase Bank	Buy	1,070,388	76,609	3,472
7/19/12	MXN	JPMorgan Chase Bank	Buy	3,715,000	269,388	8,550
7/19/12	MXN	JPMorgan Chase Bank	Sell	14,240,600	1,032,638	(32,775)
7/19/12	NOK	JPMorgan Chase Bank	Buy	1,077,000	180,554	364
7/19/12	NZD	Barclays Bank PLC, London	Buy	214,000	170,022	1,043
7/19/12	PLN	Deutsche Bank AG	Buy	2,110,000	623,513	8,204
7/19/12	SEK	JPMorgan Chase Bank	Sell	8,292,595	1,181,575	(16,290)
7/19/12	SGD	Deutsche Bank AG	Buy	409,000	322,699	171
7/19/12	ZAR	Deutsche Bank AG	Buy	226,086	27,249	321
7/24/12	CLP	Barclays Bank PLC, London	Buy	33,891,000	68,177	(753)
7/24/12	KRW	Deutsche Bank AG	Buy	2,269,049,000	1,964,681	23,369
7/24/12	KRW	Deutsche Bank AG	Sell	2,664,987,160	2,307,508	(27,447)
7/24/12	MYR	Deutsche Bank AG	Buy	1,625,000	512,214	323
7/24/12	MYR	Deutsche Bank AG	Sell	1,138,000	361,224	2,290
						$ (98,831)

For the period, the average contract value for foreign currency contracts in the aggregate was $51,164,318. Contract value represents contract amount plus or minus unrealized appreciation or depreciation, respectively.

Swap Agreements
Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the proportional notional amount (Upfront Premium Received/(Paid) $(48,262))

June 2017	$ 990,000	$ 33,470
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $576,791 or 1.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $101,475.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,023
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 6,922,115	$ -	$ 6,922,115	$ -
U.S. Government Agency - Mortgage Securities	2,041,792	-	2,041,792	-
Commercial Mortgage Securities	1,094,219	-	1,094,219	-
U.S. Government and Government Agency Obligations	4,625,128	-	4,625,128	-
Foreign Government and Government Agency Obligations	35,247,868	-	35,247,868	-
Money Market Funds	1,604,454	1,604,454	-	-
Total Investments in Securities:	$ 51,535,576	$ 1,604,454	$ 49,931,122	$ -
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 89,217	$ -	$ 89,217	$ -
Futures Contracts	3,578	3,578	-	-
Swap Agreements	33,470	-	33,470	-
Total Assets	$ 126,265	$ 3,578	$ 122,687	$ -
Liabilities
Foreign Currency Contracts	$ (188,048)	$ -	$ (188,048)	$ -
Futures Contracts	(22,207)	(22,207)	-	-
Total Liabilities	$ (210,255)	$ (22,207)	$ (188,048)	$ -
Total Derivative Instruments:	$ (83,990)	$ (18,629)	$ (65,361)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (539,074)	$ -	$ (539,074)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (c)	$ 33,470	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	89,217	(188,048)
Interest Rate Risk
Futures Contracts (b)	3,578	(22,207)
Total Value of Derivatives	$ 126,265	$ (210,255)
(a) Value is disclosed on the Statement of Assets and Liabilities as Unrealized appreciation and Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $49,430,139)	$ 49,931,122
Fidelity Central Funds (cost $1,604,454)	1,604,454
Total Investments (cost $51,034,593)		$ 51,535,576
Cash		49,228
Foreign currency held at value (cost $4,224,140)		4,249,171
Receivable for investments sold Regular delivery		147,198
Delayed delivery		401,500
Receivable for TBA sale commitments		539,234
Unrealized appreciation on foreign currency contracts		89,217
Receivable for fund shares sold		5,500
Interest receivable		392,828
Distributions receivable from Fidelity Central Funds		500
Receivable for daily variation margin on futures contracts		18,839
Swap agreements, at value		33,470
Prepaid expenses		72,928
Receivable from investment adviser for expense reductions		26,347
Total assets		57,561,536

Liabilities
Payable for investments purchased Regular delivery	$ 2,734,997
Delayed delivery	2,330,977
TBA sale commitments, at value	539,074
Unrealized depreciation on foreign currency contracts	188,048
Accrued management fee	24,002
Distribution and service plan fees payable	3,125
Other affiliated payables	8,510
Other payables and accrued expenses	109,969
Total liabilities		5,938,702

Net Assets		$ 51,622,834
Net Assets consist of:
Paid in capital		$ 51,227,094
Undistributed net investment income		62,467
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,346)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		386,619
Net Assets		$ 51,622,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,520,686 ÷ 250,190 shares)	$ 10.08

Maximum offering price per share (100/96.00 of $10.08)	$ 10.50
Class T: Net Asset Value and redemption price per share ($2,518,785 ÷ 250,001 shares)	$ 10.08

Maximum offering price per share (100/96.00 of $10.08)	$ 10.50
Class C: Net Asset Value and offering price per share ($2,516,712 ÷ 250,001 shares)A	$ 10.07

International Bond: Net Asset Value, offering price and redemption price per share ($41,547,174 ÷ 4,122,616 shares)	$ 10.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,519,477 ÷ 250,001 shares)	$ 10.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to June 30, 2012

Investment Income
Interest		$ 107,397
Income from Fidelity Central Funds		1,023
Income before foreign taxes withheld		108,420
Less foreign taxes withheld		(132)
Total income		108,288

Expenses
Management fee	$ 31,464
Transfer agent fees	7,248
Distribution and service plan fees	4,114
Accounting fees and expenses	2,880
Custodian fees and expenses	1,708
Independent trustees' compensation	13
Registration fees	14,982
Audit	20,676
Total expenses before reductions	83,085
Expense reductions	(37,264)	45,821
Net investment income (loss)		62,467
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(67,958)
Foreign currency transactions	13,512
Swap agreements	1,100
Total net realized gain (loss)		(53,346)
Change in net unrealized appreciation (depreciation) on: Investment securities	500,983
Assets and liabilities in foreign currencies	(81,103)
Futures contracts	(18,629)
Swap agreements	(14,792)
Delayed delivery commitments	160
Total change in net unrealized appreciation (depreciation)		386,619
Net gain (loss)		333,273
Net increase (decrease) in net assets resulting from operations		$ 395,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,467
Net realized gain (loss)	(53,346)
Change in net unrealized appreciation (depreciation)	386,619
Net increase (decrease) in net assets resulting from operations	395,740
Share transactions - net increase (decrease)	51,227,094
Total increase (decrease) in net assets	51,622,834

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $62,467)	$ 51,622,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.010
Net realized and unrealized gain (loss)	.070
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C, D	.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,521
Portfolio turnover rate G	6% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.010
Net realized and unrealized gain (loss)	.070
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C, D	.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,519
Portfolio turnover rate G	6% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.002
Net realized and unrealized gain (loss)	.068
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B, C, D	.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.45% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,517
Portfolio turnover rate G	6% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Bond

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.013
Net realized and unrealized gain (loss)	.067
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C	.80%
Ratios to Average Net Assets E, H
Expenses before reductions	1.42% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,547
Portfolio turnover rate F	6% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.013
Net realized and unrealized gain (loss)	.067
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C	.80%
Ratios to Average Net Assets E, H
Expenses before reductions	1.45% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,519
Portfolio turnover rate F	6% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing

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3. Significant Accounting Policies - continued

Security Valuation - continued

pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 677,986
Gross unrealized depreciation	(176,260)
Net unrealized appreciation (depreciation) on securities and other investments	$ 501,726

Tax cost	$ 51,033,850

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry

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Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,100	$ (14,792)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(114,307)	(98,831)
Interest Rate Risk
Futures Contracts (a)	-	(18,629)
Totals	$ (113,207)	$ (132,252)

(a) A summary of the value of swap agreements and futures contracts by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as average value during the period, is included at the end of the Schedule of Investments.

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5. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

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5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,099,277 and $3,001,962, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 686	$ 686
Class T	-%	.25%	686	686
Class C	.75%	.25%	2,742	2,742
			$ 4,114	$ 4,114

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, no sales charge amounts were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 411.15
Class T	411.15
Class C	411.15
International Bond	5,604.13
Institutional Class	411.15
	$ 7,248

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 1,897
Class T	1.00%	1,897
Class C	1.75%	1,895
International Bond	.75%	29,678
Institutional Class	.75%	1,897
		$ 37,264

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended June 30,	Shares A	Dollars A
Class A
Shares sold	250,190	$ 2,501,894
Net increase (decrease)	250,190	$ 2,501,894
Class T
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Class C
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
International Bond
Shares sold	4,122,616	$ 41,225,170
Net increase (decrease)	4,122,616	$ 41,225,170
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010

A For the period May 22, 2012 (commencement of operations) to June 30, 2012.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements - continued

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2012, the results of its operations, the changes in its net assets and the financial highlights the period from May 22, 2012 (commencement of operations) to June 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 23, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Bond Fund

On April 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven global bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

The Board noted that international and global funds tend to have higher total expense ratios as a result of the additional investment management, research, and custody fees associated with foreign investments. The Board also noted that FMR had contractually agreed to reimburse each class of the fund until February 28, 2014, to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIBZ-USAN-0812
1.939024.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International Bond
Fund - Institutional Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 22, 2012 to June 30, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2012	Expenses Paid During Period
Class A	1.00%
Actual		$ 1,000.00	$ 1,008.00	$ 1.10 B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02 C
Class T	1.00%
Actual		$ 1,000.00	$ 1,008.00	$ 1.10 B
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02 C
Class C	1.75%
Actual		$ 1,000.00	$ 1,007.00	$ 1.92 B
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.77 C
International Bond	.75%
Actual		$ 1,000.00	$ 1,008.00	$ .82 B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77 C
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,008.00	$ .82 B
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 40/366 (to reflect the period May 22, 2012 to June 30, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Currency Exposure (% of fund's net assets)
As of June 30, 2012	% of fund's net assets
European Monetary Unit	41.4
Japanese Yen	19.4
British Pound	8.3
US Dollar	5.5
Canadian Dollar	5.0
Korean Won	3.9
Australian Dollar	3.7
Mexican Pecos	3.2
Malaysian Ringgit	1.8
Swiss Franc	1.7
Other	6.1
Percentages are adjusted for the effect of foreign currency contracts, futures and swaps, if applicable.
Quality Diversification (% of fund's net assets)
As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations 4.4%
AAA 31.7%
AA 11.6%
A 12.4%
BBB 11.2%
BB and Below 3.8%
Not Rated 4.0%
Short-Term Investments and Net Other Assets 20.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *
Corporate Bonds 13.4%
U.S. Government and U.S. Government Agency Obligations 4.4%
CMOs and Other Mortgage Related Securities 2.1%
Foreign Government and Government Agency Obligations 59.2%
Short-Term Investments and Net Other Assets (Liabilities) 20.9%
* Futures and Swaps	7.4%
* Foreign Currency Contracts	15.8%

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.4%
		Principal Amount (b)	Value
Australia - 0.1%
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)		$ 20,000	$ 20,200
7% 11/1/15 (d)		20,000	20,450
TOTAL AUSTRALIA			40,650
Canada - 0.1%
Atlantic Power Corp. 9% 11/15/18 (d)		20,000	20,450
Precision Drilling Corp. 6.625% 11/15/20		20,000	20,400
Quebecor Media, Inc. 7.75% 3/15/16		15,000	15,488
TOTAL CANADA			56,338
Cayman Islands - 0.9%
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)		15,000	16,238
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		100,000	109,388
Thames Water Utilities Cayman Finance Ltd. 4.375% 7/3/34	GBP	100,000	155,617
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	200,734
TOTAL CAYMAN ISLANDS			481,977
Denmark - 0.7%
Carlsberg A/S 7.25% 11/28/16	GBP	100,000	184,641
TDC A/S 3.75% 3/2/22	EUR	150,000	197,296
TOTAL DENMARK			381,937
France - 0.3%
Casino Guichard Perrachon SA 4.726% 5/26/21	EUR	100,000	129,224
Ireland - 0.5%
GE Capital European Funding 2.875% 6/18/19	EUR	200,000	253,218
Liberia - 0.1%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		20,000	21,700
7.5% 10/15/27		10,000	10,087
TOTAL LIBERIA			31,787
Luxembourg - 0.1%
Intelsat Jackson Holdings SA 7.25% 4/1/19		20,000	21,100
Intelsat Luxembourg SA:
11.25% 2/4/17		20,000	20,700
11.5% 2/4/17 pay-in-kind (g)		20,000	20,650
TOTAL LUXEMBOURG			62,450
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - 0.9%
Deutsche Post Finance BV 1.875% 6/27/17	EUR	150,000	$ 190,442
E.ON International Finance BV 5.75% 5/7/20	EUR	150,000	236,375
LyondellBasell Industries NV 5.75% 4/15/24 (d)		10,000	10,662
TOTAL NETHERLANDS			437,479
Norway - 0.5%
DNB Bank ASA 4.375% 2/24/21	EUR	150,000	207,855
DnB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	62,551
TOTAL NORWAY			270,406
United Kingdom - 2.6%
Anglian Water PLC 6.625% 1/15/29 (c)	GBP	100,000	206,638
BAT International Finance PLC 7.25% 3/12/24	GBP	100,000	205,533
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	100,000	187,736
HSBC Bank PLC 4% 1/15/21	EUR	150,000	209,449
Imperial Tobacco Finance 5.5% 11/22/16	GBP	100,000	175,080
National Grid Electricity Transmission PLC 5.875% 2/2/24	GBP	100,000	189,357
Western Power Distribution South Wales PLC 5.75% 3/23/40	GBP	100,000	175,191
TOTAL UNITED KINGDOM			1,348,984
United States of America - 6.6%
Ally Financial, Inc.:
5.5% 2/15/17		20,000	20,350
7.5% 9/15/20		15,000	16,875
Ameristar Casinos, Inc. 7.5% 4/15/21		30,000	31,800
Amkor Technology, Inc. 7.375% 5/1/18		20,000	20,900
Anadarko Petroleum Corp. 6.375% 9/15/17		100,000	116,216
Antero Resources Finance Corp. 9.375% 12/1/17		20,000	22,000
Aon Corp. 5% 9/30/20		110,000	122,128
ARAMARK Corp. 8.5% 2/1/15		10,000	10,250
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(g)		30,000	30,786
Avaya, Inc. 9.75% 11/1/15		5,000	4,038
Building Materials Corp. of America 6.75% 5/1/21 (d)		30,000	32,100
Cablevision Systems Corp. 8.625% 9/15/17		20,000	22,300
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		20,000	21,450
CB Richard Ellis Services, Inc. 6.625% 10/15/20		20,000	21,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		20,000	21,300
7% 1/15/19		18,000	19,440
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.25% 10/30/17		$ 17,000	$ 18,445
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)		30,000	32,250
Chesapeake Energy Corp. 6.125% 2/15/21		30,000	29,025
CIT Group, Inc.:
5.375% 5/15/20		22,000	22,495
5.5% 2/15/19 (d)		21,000	21,578
7% 5/2/17 (d)		8,062	8,072
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		20,000	21,000
11.5% 1/15/17 pay-in-kind (g)		10,000	10,476
Comcast Corp.:
3.125% 7/15/22		20,000	20,111
4.65% 7/15/42		38,000	38,073
CONSOL Energy, Inc. 8% 4/1/17		10,000	10,325
Covanta Holding Corp. 7.25% 12/1/20		25,000	27,085
CSC Holdings LLC 8.625% 2/15/19		25,000	28,875
Dana Holding Corp. 6.5% 2/15/19		15,000	15,975
Delphi Corp.:
5.875% 5/15/19		15,000	15,975
6.125% 5/15/21		15,000	16,388
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		10,191	10,306
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (d)		20,000	22,200
Duke Realty LP 6.5% 1/15/18		100,000	113,394
Emergency Medical Services Corp. 8.125% 6/1/19		20,000	20,875
Energy Transfer Equity LP 7.5% 10/15/20		20,000	21,950
Equinix, Inc. 8.125% 3/1/18		10,000	11,075
ERP Operating LP 4.625% 12/15/21		110,000	119,569
Fifth Third Bancorp 8.25% 3/1/38		100,000	135,870
Fortune Brands, Inc. 5.875% 1/15/36		110,000	127,109
Frontier Oil Corp. 6.875% 11/15/18		20,000	20,800
FTI Consulting, Inc. 6.75% 10/1/20		15,000	15,845
Hanesbrands, Inc. 6.375% 12/15/20		15,000	15,825
HCA, Inc. 6.5% 2/15/20		15,000	16,313
HD Supply, Inc. 8.125% 4/15/19 (d)		15,000	16,200
HealthSouth Corp. 7.25% 10/1/18		15,000	15,788
Hertz Corp. 6.75% 4/15/19		20,000	20,800
Host Hotels & Resorts LP 5.875% 6/15/19		15,000	16,200
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		$ 15,000	$ 14,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		18,000	18,923
8% 1/15/18		18,000	19,125
International Lease Finance Corp.:
4.875% 4/1/15		21,000	21,053
8.625% 9/15/15		20,000	22,150
8.625% 1/15/22		15,000	17,363
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)		20,000	19,700
JMC Steel Group, Inc. 8.25% 3/15/18 (d)		20,000	19,850
Kraft Foods, Inc. 5.375% 2/10/20		100,000	118,411
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20		20,000	21,550
MGM Mirage, Inc.:
6.625% 7/15/15		19,000	19,475
7.625% 1/15/17		20,000	20,300
MRC Global, Inc. 9.5% 12/15/16		20,000	21,600
Mylan, Inc. 6% 11/15/18 (d)		20,000	20,950
NBCUniversal Media LLC 4.375% 4/1/21		110,000	121,103
Nextel Communications, Inc. 7.375% 8/1/15		21,000	21,026
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		15,000	16,688
NiSource Finance Corp. 4.45% 12/1/21		110,000	115,486
Oil States International, Inc. 6.5% 6/1/19		15,000	15,600
Omega Healthcare Investors, Inc. 7.5% 2/15/20		15,000	16,388
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)		35,000	38,238
Plains Exploration & Production Co. 6.125% 6/15/19		30,000	30,000
Post Holdings, Inc. 7.375% 2/15/22 (d)		15,000	15,750
Prudential Financial, Inc. 4.5% 11/16/21		120,000	124,643
Puget Energy, Inc. 6.5% 12/15/20		20,000	21,826
Regions Financial Corp. 7.75% 11/10/14		110,000	118,800
Rite Aid Corp.:
9.25% 3/15/20 (d)		20,000	20,100
9.5% 6/15/17		20,000	20,450
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		20,000	21,500
Sanmina-SCI Corp. 7% 5/15/19 (d)		15,000	14,625
Sealed Air Corp. 8.125% 9/15/19 (d)		20,000	22,100
Severstal Columbus LLC 10.25% 2/15/18		15,000	15,000
Sprint Nextel Corp.:
6% 12/1/16		15,000	14,363
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Sprint Nextel Corp.: - continued
7% 3/1/20 (d)		$ 20,000	$ 20,650
Standard Pacific Corp.:
8.375% 5/15/18		20,000	21,850
8.375% 1/15/21		20,000	21,800
10.75% 9/15/16		20,000	23,600
Steel Dynamics, Inc. 7.625% 3/15/20		30,000	32,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18		15,000	16,200
Tenneco, Inc. 6.875% 12/15/20		15,000	16,200
The AES Corp.:
7.375% 7/1/21 (d)		17,000	18,913
7.75% 10/15/15		16,000	17,920
8% 10/15/17		16,000	18,120
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		20,000	20,900
United Technologies Corp.:
3.1% 6/1/22		100,000	104,876
4.5% 6/1/42		100,000	110,009
Univision Communications, Inc.:
6.875% 5/15/19 (d)		15,000	15,413
8.5% 5/15/21 (d)		30,000	30,225
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)		10,000	10,400
6.75% 8/15/21 (d)		12,000	11,760
6.875% 12/1/18 (d)		10,000	10,350
7% 10/1/20 (d)		15,000	15,131
Verizon Communications, Inc. 3.5% 11/1/21		120,000	127,862
WPX Energy, Inc. 5.25% 1/15/17		15,000	15,075
TOTAL UNITED STATES OF AMERICA			3,427,665
TOTAL NONCONVERTIBLE BONDS (Cost $6,878,166)			6,922,115
U.S. Government Agency - Mortgage Securities - 3.9%

Fannie Mae - 3.9%
3% 7/1/27 (e)		100,000	104,776
3.5% 7/1/42 (e)		100,000	105,124
4% 7/1/27 (e)		100,000	106,361
4% 7/1/42 (e)		100,000	106,441
4% 7/1/42 (e)		100,000	106,441
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
4.5% 7/1/42 (e)		$ 400,000	$ 429,175
4.5% 8/1/42 (e)		400,000	428,862
5% 7/1/42 (e)		200,000	216,474
5.5% 7/1/42 (e)		200,000	218,144
6% 10/1/37 to 6/1/40		100,036	110,095
6% 7/1/42 (e)		100,000	109,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,038,755)			2,041,792
Commercial Mortgage Securities - 2.1%

United States of America - 2.1%
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		500,000	554,665
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	539,554
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,077,440)			1,094,219
U.S. Government and Government Agency Obligations - 9.0%

U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42 (f)		213,812	225,501
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills, yield at date of purchase 0.07% 8/30/12		4,400,000	4,399,627
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,621,883)			4,625,128
Foreign Government and Government Agency Obligations - 68.3%

Australia - 9.4%
Australian Commonwealth:
5.5% 12/15/13	AUD	3,300,000	3,523,798
5.75% 7/15/22	AUD	1,031,000	1,300,622
TOTAL AUSTRALIA			4,824,420
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Canada - 3.6%
Canadian Government:
1% 2/1/15	CAD	140,000	$ 137,224
1.5% 3/1/17	CAD	750,000	744,939
2.75% 6/1/22	CAD	360,000	386,025
4% 6/1/41	CAD	220,000	291,720
5.75% 6/1/33	CAD	200,000	308,414
TOTAL CANADA			1,868,322
France - 3.7%
French Government OAT:
3% 4/25/22	EUR	900,000	1,167,873
4.5% 4/25/41	EUR	180,000	265,291
5.5% 4/25/29	EUR	300,000	481,814
TOTAL FRANCE			1,914,978
Germany - 4.3%
German Federal Republic:
1.75% 7/4/22	EUR	1,180,000	1,515,689
2.5% 7/4/44	EUR	100,000	130,676
3.5% 7/4/19	EUR	100,000	147,002
4.75% 7/4/34	EUR	250,000	447,044
TOTAL GERMANY			2,240,411
Italy - 3.2%
Buoni Poliennali Del Tes 5.5% 9/1/22	EUR	650,000	805,645
Italian Republic:
5% 3/1/22	EUR	500,000	603,681
5% 9/1/40	EUR	200,000	212,511
TOTAL ITALY			1,621,837
Japan - 10.2%
Japan Government:
0.9% 3/20/22	JPY	293,000,000	3,696,299
1.7% 3/20/32	JPY	93,000,000	1,170,573
2% 3/20/42	JPY	32,000,000	408,551
TOTAL JAPAN			5,275,423
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Korea (South) - 4.5%
Korean Republic:
3.5% 3/10/17	KRW	2,281,600,000	$ 2,005,737
4.25% 6/10/21	KRW	343,800,000	315,180
TOTAL KOREA (SOUTH)			2,320,917
Malaysia - 1.5%
Malaysian Government:
3.314% 10/31/17	MYR	1,600,000	507,573
3.418% 8/15/22	MYR	900,000	281,511
TOTAL MALAYSIA			789,084
Mexico - 4.6%
United Mexican States:
6.5% 6/10/21	MXN	6,100,000	493,956
7.75% 12/14/17	MXN	16,500,000	1,401,796
8.5% 5/31/29	MXN	5,200,000	475,903
TOTAL MEXICO			2,371,655
Netherlands - 2.1%
Dutch Government 2.25% 7/15/22	EUR	850,000	1,088,978
South Africa - 1.2%
South African Republic 6.75% 3/31/21	ZAR	5,000,000	590,646
Spain - 1.4%
Spanish Kingdom 5.85% 1/31/22	EUR	600,000	731,579
Sweden - 3.6%
Swedish Kingdom 3.75% 8/12/17	SEK	11,500,000	1,868,049
United Kingdom - 15.0%
United Kingdom, Great Britain and Northern Ireland:
0.362% 11/5/12	GBP	3,000,000	4,693,490
1.75% 1/22/17	GBP	450,000	736,144
4% 3/7/22	GBP	800,000	1,504,168
4.25% 6/7/32	GBP	230,000	444,699
4.5% 12/7/42	GBP	180,000	363,068
TOTAL UNITED KINGDOM			7,741,569
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,813,895)			35,247,868
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $1,604,454)	1,604,454	$ 1,604,454
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $51,034,593)		51,535,576
NET OTHER ASSETS (LIABILITIES) - 0.2%		87,258
NET ASSETS - 100%		$ 51,622,834
TBA Sale Commitments
	Principal Amount (b)
Fannie Mae
4.5% 7/1/42	$ (400,000)	(429,175)
6% 7/1/42	(100,000)	(109,899)
TOTAL TBA SALE COMMITMENTS (Proceeds $539,234)		$ (539,074)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
3 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2012	$ 477,941	$ 3,578
1 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2012	178,309	(127)
TOTAL BOND INDEX CONTRACTS		656,250	3,451
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
11 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 1,467,125	$ (10,856)
16 CBOT 5-Year U.S. Treasury Note Contracts	Sept. 2012	1,983,500	(3,871)
5 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2012	739,844	(7,353)
TOTAL TREASURY CONTRACTS		4,190,469	(22,080)
TOTAL SOLD		$ 4,846,719	$ (18,629)

The face value of futures sold as a percentage of net assets is 9.4%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/3/12	GBP	JPMorgan Chase Bank	Buy	100,000	$ 155,585	$ 1,030
7/19/12	AUD	Citibank NA	Buy	487,540	494,013	4,015
7/19/12	AUD	Citibank NA	Sell	2,793,317	2,830,398	(23,001)
7/19/12	AUD	JPMorgan Chase Bank	Sell	566,212	564,639	(13,752)
7/19/12	CAD	Deutsche Bank AG	Buy	706,953	691,704	2,371
7/19/12	CHF	Citibank NA	Buy	808,000	849,835	1,848
7/19/12	DKK	Deutsche Bank AG	Buy	2,533,000	430,454	930
7/19/12	EUR	Barclays Bank PLC, London	Buy	110,000	137,303	1,924
7/19/12	EUR	Deutsche Bank AG	Buy	125,000	158,017	195
7/19/12	EUR	Deutsche Bank AG	Buy	135,000	170,659	211
7/19/12	EUR	Deutsche Bank AG	Buy	143,000	180,973	22
7/19/12	EUR	Deutsche Bank AG	Buy	154,000	194,677	241
7/19/12	EUR	Deutsche Bank AG	Buy	320,000	404,524	500
7/19/12	EUR	Deutsche Bank AG	Buy	767,000	969,594	1,200
7/19/12	EUR	Deutsche Bank AG	Buy	11,645,000	14,720,887	18,212
7/19/12	EUR	Deutsche Bank AG	Sell	75,000	94,810	(117)
7/19/12	EUR	Deutsche Bank AG	Sell	379,000	479,108	(593)
7/19/12	EUR	Deutsche Bank AG	Sell	400,000	505,655	(626)
7/19/12	EUR	Deutsche Bank AG	Sell	500,000	632,069	(782)
7/19/12	EUR	Deutsche Bank AG	Sell	4,000,000	5,056,552	(6,256)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/19/12	GBP	JPMorgan Chase Bank	Sell	35,000	$ 54,452	$ (361)
7/19/12	GBP	JPMorgan Chase Bank	Sell	3,310,000	5,185,760	2,062
7/19/12	JPY	Barclays Bank PLC, London	Buy	9,000,000	114,097	(1,472)
7/19/12	JPY	Barclays Bank PLC, London	Buy	390,126,148	4,945,800	(63,823)
7/19/12	JPY	Barclays Bank PLC, London	Sell	37,900,000	480,475	6,200
7/19/12	JPY	JPMorgan Chase Bank	Buy	16,000,000	200,072	149
7/19/12	MXN	JPMorgan Chase Bank	Buy	1,070,388	76,609	3,472
7/19/12	MXN	JPMorgan Chase Bank	Buy	3,715,000	269,388	8,550
7/19/12	MXN	JPMorgan Chase Bank	Sell	14,240,600	1,032,638	(32,775)
7/19/12	NOK	JPMorgan Chase Bank	Buy	1,077,000	180,554	364
7/19/12	NZD	Barclays Bank PLC, London	Buy	214,000	170,022	1,043
7/19/12	PLN	Deutsche Bank AG	Buy	2,110,000	623,513	8,204
7/19/12	SEK	JPMorgan Chase Bank	Sell	8,292,595	1,181,575	(16,290)
7/19/12	SGD	Deutsche Bank AG	Buy	409,000	322,699	171
7/19/12	ZAR	Deutsche Bank AG	Buy	226,086	27,249	321
7/24/12	CLP	Barclays Bank PLC, London	Buy	33,891,000	68,177	(753)
7/24/12	KRW	Deutsche Bank AG	Buy	2,269,049,000	1,964,681	23,369
7/24/12	KRW	Deutsche Bank AG	Sell	2,664,987,160	2,307,508	(27,447)
7/24/12	MYR	Deutsche Bank AG	Buy	1,625,000	512,214	323
7/24/12	MYR	Deutsche Bank AG	Sell	1,138,000	361,224	2,290
						$ (98,831)

For the period, the average contract value for foreign currency contracts in the aggregate was $51,164,318. Contract value represents contract amount plus or minus unrealized appreciation or depreciation, respectively.

Swap Agreements
Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Deutsche Bank AG upon each credit event of one of the issues of CDX N.A. High Yield Series 18 5 year Index, par value of the proportional notional amount and pay quarterly a fixed rate of 5% multiplied by the proportional notional amount (Upfront Premium Received/(Paid) $(48,262))

June 2017	$ 990,000	$ 33,470
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
ZAR	-	South African rand
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $576,791 or 1.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $101,475.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,023
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 6,922,115	$ -	$ 6,922,115	$ -
U.S. Government Agency - Mortgage Securities	2,041,792	-	2,041,792	-
Commercial Mortgage Securities	1,094,219	-	1,094,219	-
U.S. Government and Government Agency Obligations	4,625,128	-	4,625,128	-
Foreign Government and Government Agency Obligations	35,247,868	-	35,247,868	-
Money Market Funds	1,604,454	1,604,454	-	-
Total Investments in Securities:	$ 51,535,576	$ 1,604,454	$ 49,931,122	$ -
Derivative Instruments:
Assets
Foreign Currency Contracts	$ 89,217	$ -	$ 89,217	$ -
Futures Contracts	3,578	3,578	-	-
Swap Agreements	33,470	-	33,470	-
Total Assets	$ 126,265	$ 3,578	$ 122,687	$ -
Liabilities
Foreign Currency Contracts	$ (188,048)	$ -	$ (188,048)	$ -
Futures Contracts	(22,207)	(22,207)	-	-
Total Liabilities	$ (210,255)	$ (22,207)	$ (188,048)	$ -
Total Derivative Instruments:	$ (83,990)	$ (18,629)	$ (65,361)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (539,074)	$ -	$ (539,074)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (c)	$ 33,470	$ -
Foreign Exchange Risk
Foreign Currency Contracts (a)	89,217	(188,048)
Interest Rate Risk
Futures Contracts (b)	3,578	(22,207)
Total Value of Derivatives	$ 126,265	$ (210,255)
(a) Value is disclosed on the Statement of Assets and Liabilities as Unrealized appreciation and Unrealized depreciation on foreign currency contracts.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(c) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $49,430,139)	$ 49,931,122
Fidelity Central Funds (cost $1,604,454)	1,604,454
Total Investments (cost $51,034,593)		$ 51,535,576
Cash		49,228
Foreign currency held at value (cost $4,224,140)		4,249,171
Receivable for investments sold Regular delivery		147,198
Delayed delivery		401,500
Receivable for TBA sale commitments		539,234
Unrealized appreciation on foreign currency contracts		89,217
Receivable for fund shares sold		5,500
Interest receivable		392,828
Distributions receivable from Fidelity Central Funds		500
Receivable for daily variation margin on futures contracts		18,839
Swap agreements, at value		33,470
Prepaid expenses		72,928
Receivable from investment adviser for expense reductions		26,347
Total assets		57,561,536

Liabilities
Payable for investments purchased Regular delivery	$ 2,734,997
Delayed delivery	2,330,977
TBA sale commitments, at value	539,074
Unrealized depreciation on foreign currency contracts	188,048
Accrued management fee	24,002
Distribution and service plan fees payable	3,125
Other affiliated payables	8,510
Other payables and accrued expenses	109,969
Total liabilities		5,938,702

Net Assets		$ 51,622,834
Net Assets consist of:
Paid in capital		$ 51,227,094
Undistributed net investment income		62,467
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,346)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		386,619
Net Assets		$ 51,622,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,520,686 ÷ 250,190 shares)	$ 10.08

Maximum offering price per share (100/96.00 of $10.08)	$ 10.50
Class T: Net Asset Value and redemption price per share ($2,518,785 ÷ 250,001 shares)	$ 10.08

Maximum offering price per share (100/96.00 of $10.08)	$ 10.50
Class C: Net Asset Value and offering price per share ($2,516,712 ÷ 250,001 shares)A	$ 10.07

International Bond: Net Asset Value, offering price and redemption price per share ($41,547,174 ÷ 4,122,616 shares)	$ 10.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,519,477 ÷ 250,001 shares)	$ 10.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period May 22, 2012 (commencement of operations) to June 30, 2012

Investment Income
Interest		$ 107,397
Income from Fidelity Central Funds		1,023
Income before foreign taxes withheld		108,420
Less foreign taxes withheld		(132)
Total income		108,288

Expenses
Management fee	$ 31,464
Transfer agent fees	7,248
Distribution and service plan fees	4,114
Accounting fees and expenses	2,880
Custodian fees and expenses	1,708
Independent trustees' compensation	13
Registration fees	14,982
Audit	20,676
Total expenses before reductions	83,085
Expense reductions	(37,264)	45,821
Net investment income (loss)		62,467
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(67,958)
Foreign currency transactions	13,512
Swap agreements	1,100
Total net realized gain (loss)		(53,346)
Change in net unrealized appreciation (depreciation) on: Investment securities	500,983
Assets and liabilities in foreign currencies	(81,103)
Futures contracts	(18,629)
Swap agreements	(14,792)
Delayed delivery commitments	160
Total change in net unrealized appreciation (depreciation)		386,619
Net gain (loss)		333,273
Net increase (decrease) in net assets resulting from operations		$ 395,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 22, 2012 (commencement of operations) to June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,467
Net realized gain (loss)	(53,346)
Change in net unrealized appreciation (depreciation)	386,619
Net increase (decrease) in net assets resulting from operations	395,740
Share transactions - net increase (decrease)	51,227,094
Total increase (decrease) in net assets	51,622,834

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $62,467)	$ 51,622,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.010
Net realized and unrealized gain (loss)	.070
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C, D	.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,521
Portfolio turnover rate G	6% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.010
Net realized and unrealized gain (loss)	.070
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C, D	.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A
Expenses net of fee waivers, if any	1.00% A
Expenses net of all reductions	1.00% A
Net investment income (loss)	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,519
Portfolio turnover rate G	6% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended June 30,
2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.002
Net realized and unrealized gain (loss)	.068
Total from investment operations	.070
Net asset value, end of period	$ 10.07
Total Return B, C, D	.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.45% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,517
Portfolio turnover rate G	6% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to June 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - International Bond

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.013
Net realized and unrealized gain (loss)	.067
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C	.80%
Ratios to Average Net Assets E, H
Expenses before reductions	1.42% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,547
Portfolio turnover rate F	6% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

Period ended June 30,
2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.013
Net realized and unrealized gain (loss)	.067
Total from investment operations	.080
Net asset value, end of period	$ 10.08
Total Return B, C	.80%
Ratios to Average Net Assets E, H
Expenses before reductions	1.45% A
Expenses net of fee waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,519
Portfolio turnover rate F	6% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to June 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing

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3. Significant Accounting Policies - continued

Security Valuation - continued

pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 677,986
Gross unrealized depreciation	(176,260)
Net unrealized appreciation (depreciation) on securities and other investments	$ 501,726

Tax cost	$ 51,033,850

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry

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Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts and swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 1,100	$ (14,792)
Foreign Exchange Risk
Foreign Currency Contracts (b)	(114,307)	(98,831)
Interest Rate Risk
Futures Contracts (a)	-	(18,629)
Totals	$ (113,207)	$ (132,252)

(a) A summary of the value of swap agreements and futures contracts by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) A summary of the value of foreign currency contracts by risk exposure as of period end, as well as average value during the period, is included at the end of the Schedule of Investments.

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5. Derivative Instruments - continued

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are shown in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflect each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

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5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,099,277 and $3,001,962, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 686	$ 686
Class T	-%	.25%	686	686
Class C	.75%	.25%	2,742	2,742
			$ 4,114	$ 4,114

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares. For the period, no sales charge amounts were retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 411.15
Class T	411.15
Class C	411.15
International Bond	5,604.13
Institutional Class	411.15
	$ 7,248

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 1,897
Class T	1.00%	1,897
Class C	1.75%	1,895
International Bond	.75%	29,678
Institutional Class	.75%	1,897
		$ 37,264

9. Share Transactions.

Transactions for each class of shares were as follows:

Period ended June 30,	Shares A	Dollars A
Class A
Shares sold	250,190	$ 2,501,894
Net increase (decrease)	250,190	$ 2,501,894
Class T
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Class C
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
International Bond
Shares sold	4,122,616	$ 41,225,170
Net increase (decrease)	4,122,616	$ 41,225,170
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010

A For the period May 22, 2012 (commencement of operations) to June 30, 2012.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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Notes to Financial Statements - continued

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2012, the results of its operations, the changes in its net assets and the financial highlights the period from May 22, 2012 (commencement of operations) to June 30, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 23, 2012

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Bond Fund

On April 19, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven global bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

The Board noted that international and global funds tend to have higher total expense ratios as a result of the additional investment management, research, and custody fees associated with foreign investments. The Board also noted that FMR had contractually agreed to reimburse each class of the fund until February 28, 2014, to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

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Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIBZI-USAN-0812
1.939017.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012